Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.3% OF NET ASSETS
ALABAMA 5.5%
Auburn University
Refunding RB Series 2025B	5.00%	06/01/29	500,000	534,470
Refunding RB Series 2025B	5.00%	06/01/30	1,000,000	1,089,445
Refunding RB Series 2025B	5.00%	06/01/31	1,000,000	1,106,821
Refunding RB Series 2025B	5.00%	06/01/32 (a)	1,000,000	1,120,086
Black Belt Energy Gas District
RB Series 2024B	5.00%	10/01/55 (a)(b)	2,500,000	2,639,687
RB Series 2026E	5.00%	07/01/33 (b)	5,500,000	5,801,334
RB Series 2026F	5.00%	12/01/35 (b)	5,000,000	5,315,126
RB Series 2026I	5.00%	10/01/33 (b)	1,200,000	1,288,025
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	2,000,000	2,018,452
Refunding RB Series 2025D	5.00%	12/01/55 (a)(b)	2,000,000	2,131,515
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.25%	10/01/49 (b)	1,500,000	1,558,582
Energy Southeast A Cooperative District
RB Series 2024B	5.25%	07/01/54 (a)(b)	2,000,000	2,134,673
Southeast Alabama Gas Supply District
Refunding RB Series 2024	5.00%	06/01/49 (a)(b)	1,500,000	1,581,125
Southeast Energy Authority A Cooperative District
RB Series 2021B	4.00%	12/01/51 (a)(b)	3,450,000	3,490,951
RB Series 2022A-1	5.50%	01/01/53 (a)(b)	2,000,000	2,126,909
				33,937,201
ARIZONA 1.2%
Arizona Health Facilities Authority
Banner Health Obligated Group RB Series 2015C	2.85%	01/01/46 (b)(c)(d)	1,070,000	1,070,000
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/28 (b)	2,500,000	2,596,615
Maricopa County School District No. 3 Tempe Elementary
GO Bonds Series 2026C	5.00%	07/01/40 (b)	1,000,000	1,120,376
Maricopa County Unified School District No. 69 Paradise Valley
Refunding GO Bonds Series 2025	5.00%	07/01/26	2,750,000	2,755,332
				7,542,323

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ARKANSAS 0.2%
Beaver Water District of Benton & Washington Counties
RB Series 2025	5.00%	04/15/35 (b)	500,000	549,414
RB Series 2025	4.50%	04/15/42 (b)	500,000	514,117
				1,063,531
CALIFORNIA 5.6%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2026B	5.25%	07/01/38 (b)	1,000,000	1,142,791
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	3,000,000	3,186,437
RB Series 2026B	5.00%	03/01/36 (b)	2,250,000	2,366,522
California Pollution Control Financing Authority
Republic Services, Inc. RB Series 2019A2	2.95%	11/01/42 (a)(b)	2,500,000	2,499,098
California Public Finance Authority
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.38%	06/01/59 (b)	4,655,000	4,347,325
City of Los Angeles Department of Airports
Refunding RB Series 2023A	5.00%	05/15/38 (b)	2,535,000	2,728,474
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (b)	3,700,000	3,602,286
Los Angeles Department of Water & Power
RB Series 2026A	5.00%	07/01/46 (b)	1,500,000	1,581,655
Power System Revenue RB Series 2021C	5.00%	07/01/38 (b)	1,000,000	1,065,798
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/33	1,600,000	1,787,610
San Diego County Regional Airport Authority
RB Series 2023B	5.00%	07/01/32	2,500,000	2,753,129
San Diego Unified School District
GO Bonds Series 2010C	6.22%	07/01/31 (e)	1,250,000	1,079,948
GO Bonds Series 2010C	6.32%	07/01/32 (e)	1,500,000	1,253,192
GO Bonds Series 2010C	6.41%	07/01/33 (e)	1,000,000	806,998
GO Bonds Series 2010C	6.46%	07/01/35 (e)	1,300,000	967,332
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding RB Series 2022A	5.00%	05/01/31	1,695,000	1,850,824
State of California
GO Bonds Series 2026	5.00%	10/01/45 (b)	500,000	551,886
University of California
Refunding RB Series 2024BS	5.00%	05/15/38 (b)	1,250,000	1,411,293
				34,982,598
COLORADO 2.5%
Arapahoe County School District No. 5 Cherry Creek
GO Bonds Series 2026	5.25%	12/15/34	2,500,000	2,940,144
City & County of Denver Airport System Revenue
Refunding RB Series 2017A	5.00%	11/15/27	1,865,000	1,922,375
Refunding RB Series 2023B	5.00%	11/15/31	2,000,000	2,181,650
Refunding RB Series 2023B	5.00%	11/15/32	1,000,000	1,101,504
City & County of Denver Pledged Excise Tax Revenue
RB Series 2018A-2	3.96%	08/01/31 (b)(e)	380,000	310,449
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	4.75%	07/01/43 (b)(c)	610,000	611,884

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/31	1,300,000	1,417,481
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/32	1,500,000	1,649,864
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.00%	09/01/32	750,000	823,697
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.00%	09/01/35	750,000	838,455
Park Creek Metropolitan District
Westerly Creek District Service Area Refunding Tax Allocation Series 2025	5.00%	12/01/38 (b)	1,500,000	1,622,336
				15,419,839
CONNECTICUT 1.8%
Connecticut State Health & Educational Facilities Authority
Quinnipiac University Refunding RB Series 2026P	5.00%	07/01/41 (b)	1,000,000	1,107,873
Quinnipiac University Refunding RB Series 2026P	5.00%	07/01/42 (b)	1,000,000	1,100,186
Quinnipiac University Refunding RB Series 2026P	5.00%	07/01/43 (b)	1,000,000	1,090,251
Yale University RB Series 2025B-2	5.00%	07/01/64 (a)(b)	2,500,000	2,803,082
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (b)	2,000,000	2,040,784
State of Connecticut Special Tax Revenue
Refunding RB Series 2025A	5.00%	07/01/34	2,500,000	2,864,078
				11,006,254
DELAWARE 0.1%
Delaware State Health Facilities Authority
Christiana Care Health System Obligated Group RB Series 2026	5.00%	10/01/30	750,000	820,275
DISTRICT OF COLUMBIA 0.7%
District of Columbia Water & Sewer Authority
RB Series 2025C-2	2.85%	10/01/60 (b)(c)(d)	3,000,000	3,000,000
Refunding RB Series 2026A	5.00%	10/01/39 (b)	1,250,000	1,412,398
				4,412,398
FLORIDA 6.9%
Central Florida Expressway Authority
RB Series 2025A	5.00%	07/01/34	2,500,000	2,846,734
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	1,585,000	1,715,329
Refunding RB Series 2022	5.00%	10/01/37 (b)	2,360,000	2,513,771
City of Jacksonville
Baptist Health System Obligated Group Refunding RB Series 2017	5.00%	08/15/34 (b)	910,000	926,249
City of Palm Coast Utility Revenue
Refunding RB Series 2026	5.00%	10/01/40 (b)	1,150,000	1,285,778
City of Tampa
State of Florida Cigarette Tax Revenue RB Series 2020A	4.41%	09/01/34 (b)(e)	1,005,000	734,691
State of Florida Cigarette Tax Revenue RB Series 2020A	3.71%	09/01/36 (b)(e)	800,000	530,033
State of Florida Cigarette Tax Revenue RB Series 2020A	3.85%	09/01/38 (b)(e)	1,000,000	597,086
County of Lee Airport Revenue
RB Series 2026A-1	5.25%	10/01/37 (b)	1,575,000	1,783,376
RB Series 2026A-1	5.25%	10/01/41 (b)	750,000	830,759
County of Miami-Dade Aviation Revenue
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,213,859

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (b)	1,000,000	1,027,318
Florida Higher Educational Facilities Financing Authority
Florida Institute of Technology, Inc. RB Series 2019	5.00%	10/01/27	685,000	698,771
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.00%	11/15/29	1,000,000	1,075,333
Jacksonville Aviation Authority
RB Series 2026	5.00%	10/01/38 (b)	1,240,000	1,368,314
RB Series 2026	5.00%	10/01/39 (b)	1,200,000	1,311,149
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024B-2	4.38%	11/15/29 (b)	1,000,000	1,002,590
Shell Point Obligated Group RB Series 2024B-3	4.13%	11/15/29 (b)	1,000,000	1,001,023
Shell Point Obligated Group RB Series 2024C	5.00%	11/15/44 (b)	3,000,000	3,098,492
Lee County School Board
COP Series 2025A	5.00%	08/01/36 (b)	500,000	566,759
COP Series 2025A	5.00%	08/01/37 (b)	500,000	562,741
Miami Beach Health Facilities Authority
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2026A	5.00%	11/15/40 (b)	1,000,000	1,103,040
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2026A	5.00%	11/15/41 (b)	1,000,000	1,095,675
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2026A	5.00%	11/15/42 (b)	1,000,000	1,085,324
Miami-Dade County Educational Facilities Authority
University of Miami RB Series 2026	5.00%	04/01/37 (b)	1,000,000	1,136,489
University of Miami RB Series 2026	5.00%	04/01/38 (b)	1,000,000	1,129,695
Orange County Health Facilities Authority
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/39 (b)	850,000	935,157
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/40 (b)	500,000	547,317
Presbyterian Retirement Communities, Inc. Obligated Group Refunding RB Series 2024	5.00%	08/01/29	910,000	953,815
Osceola County School District Sales Tax Revenue
RB Series 2025	5.00%	10/01/35 (b)	2,000,000	2,256,671
Tampa Bay Water
Refunding RB Series 2025	5.00%	10/01/30	2,000,000	2,195,131
Village Community Development District No. 15
Phase I Special Assessment Series 2023	4.38%	05/01/33 (b)	380,000	391,467
Phase I Special Assessment Series 2023	4.85%	05/01/38 (b)	485,000	503,012
Phase I Special Assessment Series 2023	5.25%	05/01/54 (b)	480,000	483,144
Special Assessment Series 2024	3.75%	05/01/29	190,000	191,057
Special Assessment Series 2024	4.00%	05/01/34 (b)	250,000	252,931
Special Assessment Series 2024	4.55%	05/01/44 (b)	250,000	247,693
Village Community Development District No. 16
Special Assessment Series 2025	4.88%	05/01/45 (b)	1,000,000	1,014,308
				43,212,081
GEORGIA 3.1%
City of Atlanta Water & Wastewater Revenue
Refunding RB Series 2026	5.00%	11/01/29	1,250,000	1,349,141
Gainesville & Hall County Hospital Authority
Northeast Georgia Health System Obligated Group RB Series 2024	5.00%	10/15/34	500,000	561,193
Georgia Housing & Finance Authority
RB Series 2025C	5.05%	12/01/45 (b)	2,500,000	2,574,156

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Georgia State Road & Tollway Authority
RB Series 2021A	4.00%	07/15/37 (b)	1,515,000	1,558,663
Main Street Natural Gas, Inc.
RB Series 2022B	5.00%	12/01/52 (b)	3,000,000	3,124,543
RB Series 2023D	5.00%	05/01/54 (a)(b)	1,250,000	1,317,125
RB Series 2024B	5.00%	12/01/54 (a)(b)	2,000,000	2,156,207
RB Series 2024C	5.00%	12/01/54 (a)(b)	2,000,000	2,112,390
RB Series 2024E	5.00%	05/01/55 (a)(b)	2,500,000	2,653,202
Metropolitan Atlanta Rapid Transit Authority
RB Series 2025A	5.25%	07/01/50 (b)	750,000	805,502
Refunding RB Series 2026A	5.00%	07/01/43 (b)	1,000,000	1,115,007
				19,327,129
GUAM 0.4%
Guam Government Waterworks Authority
Water & Wastewater System RB Series 2025A	5.00%	07/01/38 (b)	655,000	712,610
Water & Wastewater System RB Series 2025A	5.25%	07/01/39 (b)	500,000	549,389
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (b)	500,000	539,844
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (b)	500,000	532,597
				2,334,440
IDAHO 0.2%
Idaho Health Facilities Authority
St. Luke’s Health System Ltd. Obligated Group Refunding RB Series 2025A	5.00%	03/01/41 (b)	500,000	540,741
Jerome Lincoln & Gooding Counties Joint School District No. 261
GO Bonds Series 2022	5.25%	09/15/42 (b)(c)	500,000	543,942
				1,084,683
ILLINOIS 7.6%
Chicago Board of Education
GO Bonds Series 2023A	5.00%	12/01/30	750,000	773,105
Chicago Housing Authority
RB Series 2018A	5.00%	01/01/27	1,000,000	1,011,782
RB Series 2018A	5.00%	01/01/28	1,000,000	1,032,516
Chicago Midway International Airport
Refunding RB Series 2024A	5.00%	01/01/34	1,000,000	1,090,042
Refunding RB Series 2024C	5.00%	01/01/37 (b)	1,750,000	1,876,907
Chicago O’Hare International Airport
RB Series 2025A	5.25%	01/01/41 (b)	1,000,000	1,092,389
RB Series 2025A	5.25%	01/01/42 (b)	1,750,000	1,898,613
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/37 (b)	600,000	642,560
Chicago Transit Authority Sales Tax Receipts Fund
Refunding RB Series 2024A	5.00%	12/01/28	1,700,000	1,792,093
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,493,633
GO Bonds Series 2023A	5.00%	01/01/34 (b)	1,000,000	1,034,561
GO Bonds Series 2023A	5.50%	01/01/39 (b)	1,500,000	1,566,875
GO Bonds Series 2024A	5.00%	01/01/45 (b)	1,695,000	1,642,625

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Chicago Waterworks Revenue
RB Series 2026A	5.00%	11/01/47 (b)	1,000,000	1,044,751
County of Cook Sales Tax Revenue
Refunding RB Series 2025	5.00%	11/15/49 (b)	1,500,000	1,540,833
Illinois Finance Authority
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/30 (b)	900,000	912,663
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/33 (b)	960,000	970,161
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,342,864
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/30 (b)	400,000	404,601
University of Chicago Medical Center Obligated Group RB Series 2010B	2.80%	08/01/44 (b)(c)(d)	730,000	730,000
Illinois State Toll Highway Authority
Refunding RB Series 2024A	5.00%	01/01/38 (b)	750,000	838,910
Jersey & Greene County Community Unit School District No. 100 Jerseyville
Refunding GO Bonds Series 2021B	4.00%	12/01/29 (b)	1,275,000	1,305,084
Northern Illinois University
RB Series 2021	5.00%	10/01/27	325,000	332,431
Sales Tax Securitization Corp.
Refunding RB Series 2025A	5.00%	01/01/42 (b)	1,500,000	1,616,224
Refunding RB Series 2025A	5.00%	01/01/45 (b)	1,500,000	1,578,205
State of Illinois
GO Bonds Series 2018A	5.00%	05/01/31 (b)	1,000,000	1,035,945
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,575,270
GO Bonds Series 2021A	4.00%	03/01/40 (b)	2,000,000	1,945,567
GO Bonds Series 2026B	5.00%	04/01/32	5,000,000	5,489,031
Refunding GO Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,521,917
Refunding GO Bonds Series 2018B	5.00%	10/01/33 (b)	1,500,000	1,556,419
Refunding GO Bonds Series 2024	5.00%	02/01/29	750,000	791,144
Refunding GO Bonds Series 2024	5.00%	02/01/30	1,150,000	1,233,040
Village of Bellwood
Refunding GO Bonds Series 2016B	5.00%	12/01/28 (b)	1,855,000	1,872,801
				47,585,562
INDIANA 1.5%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	600,000	627,670
Indiana Finance Authority
Franciscan Alliance, Inc. Obligated Group Refunding RB Series 2026A	5.00%	11/01/38 (b)	1,500,000	1,682,250
Franciscan Alliance, Inc. Obligated Group Refunding RB Series 2026A	5.00%	11/01/39 (b)	1,500,000	1,672,805
Parkview Health System, Inc. Refunding RB Series 2026A	5.00%	11/01/39 (b)	2,500,000	2,752,946
Republic Services, Inc. RB Series 2012	2.90%	05/01/28 (a)(b)(d)	585,000	585,000
Republic Services, Inc. Refunding RB Series 2010A	2.90%	05/01/28 (a)(b)(d)	585,000	585,000
Indiana Municipal Power Agency
Refunding RB Series 2026A	5.00%	01/01/34	1,200,000	1,355,547
				9,261,218
IOWA 1.1%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax
RB Series 2026	5.00%	07/01/41 (b)	350,000	382,612
RB Series 2026	5.00%	07/01/42 (b)	300,000	326,051

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PEFA, Inc.
RB Series 2019	5.00%	09/01/49 (a)(b)	5,000,000	5,027,784
Refunding RB Series 2026A	5.00%	04/01/35 (b)(f)	1,000,000	1,066,171
				6,802,618
KENTUCKY 1.5%
Kentucky Public Energy Authority
Refunding RB Series 2024B	5.00%	01/01/55 (a)(b)	3,500,000	3,709,343
Refunding RB Series 2025A	5.25%	06/01/55 (a)(b)	1,250,000	1,321,170
Kentucky State Property & Building Commission
Commonwealth of Kentucky RB Series 2025A	5.00%	09/01/43 (b)	2,000,000	2,194,169
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	1,655,000	1,419,544
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(c)	750,000	649,147
				9,293,373
LOUISIANA 1.1%
City of New Orleans
Refunding GO Bonds Series 2022	5.00%	12/01/35 (b)	600,000	636,016
Refunding GO Bonds Series 2022	5.00%	12/01/36 (b)	440,000	464,220
East Baton Rouge Parish Industrial Development Board, Inc.
Exxon Mobil Corp. RB Series 2010B	2.85%	12/01/40 (b)(c)(d)	400,000	400,000
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	1,635,000	1,763,112
Louisiana Offshore Terminal Authority
Loop LLC Refunding RB Series 2007A	4.15%	09/01/27	3,000,000	3,031,093
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2017	5.00%	05/15/27	500,000	509,272
				6,803,713
MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority
University of Maryland Medical System Obligated Group Refunding RB Series 2025A	5.00%	07/01/42 (b)	800,000	868,362
MASSACHUSETTS 3.9%
Commonwealth of Massachusetts
GO Bonds Series 2025G	5.00%	12/01/34	1,500,000	1,736,595
Refunding GO Bonds Series 2025B	5.00%	06/01/33	1,500,000	1,711,150
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2025A	5.00%	06/01/55 (b)	1,200,000	1,245,780
Refunding RB Series 2025A	5.00%	06/01/38 (b)	650,000	743,799
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.00%	07/01/37 (b)	1,500,000	1,722,949
RB Series 2025B	5.00%	07/01/40 (b)	1,500,000	1,694,297
Massachusetts Development Finance Agency
Beth Israel Lahey Health Obligated Group RB Series 2023M	5.00%	07/01/32	2,500,000	2,766,250
Boston Medical Center Corp. Obligated Group Refunding RB Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,817,747

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.00%	07/01/26	865,000	865,986
Suffolk University Refunding RB Series 2025	5.50%	07/01/45 (b)	3,500,000	3,689,295
Massachusetts Housing Finance Agency
Refunding RB Series 2018-203	4.50%	12/01/48 (b)	615,000	617,388
Massachusetts School Building Authority
Refunding RB Series 2025B	5.00%	02/15/34	500,000	572,731
Massachusetts Water Resources Authority
Refunding RB Series 2026D	5.00%	08/01/28 (f)	2,000,000	2,106,030
University of Massachusetts Building Authority
Refunding RB Series 2026-2	5.00%	11/01/37 (b)	1,000,000	1,160,918
Refunding RB Series 2026-2	5.00%	11/01/40 (b)	1,000,000	1,137,267
				24,588,182
MICHIGAN 2.2%
Detroit Downtown Development Authority
Catalyst Development Area Refunding Tax Allocation Series 2024	5.00%	07/01/48 (b)	1,335,000	1,380,741
Great Lakes Water Authority Water Supply System Revenue
RB Series 2025D	5.25%	07/01/44 (b)	1,300,000	1,424,418
Karegnondi Water Authority
County of Genesee Refunding RB Series 2024	5.00%	11/01/32	400,000	447,577
County of Genesee Refunding RB Series 2024	5.00%	11/01/33	400,000	451,779
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/34	500,000	562,105
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/41 (b)	510,000	559,597
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/38 (b)	750,000	805,379
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/39 (b)	750,000	800,602
Michigan State Building Authority
Refunding RB Series 2025I	5.00%	04/15/42 (b)	2,000,000	2,206,345
Michigan State University
Refunding RB Series 2025A	5.00%	02/15/41 (b)	1,500,000	1,669,590
Southfield Public Schools
GO Bonds Series 2026	5.00%	05/01/51 (b)(c)	2,000,000	2,085,867
Van Buren Public Schools
GO Bonds Series 2026I	5.00%	11/01/40 (b)(c)	1,230,000	1,352,891
				13,746,891
MINNESOTA 1.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/30	1,000,000	1,087,727
City of Rochester
Mayo Clinic RB Series 2026A	5.00%	11/15/42 (b)	1,000,000	1,108,776
Minnesota Agricultural & Economic Development Board
Fairview Health Services Obligated Group Refunding RB Series 2026A	5.00%	11/15/38 (b)	1,350,000	1,479,773
Fairview Health Services Obligated Group Refunding RB Series 2026A	5.00%	11/15/42 (b)	3,935,000	4,226,212
Stillwater Independent School District No. 834
Refunding GO Bonds Series 2024A	5.00%	02/01/37 (b)(c)	1,665,000	1,813,701
				9,716,189

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.1%
Mississippi Development Bank
Jackson Public School District RB Series 2018	5.00%	10/01/26	590,000	594,210
MISSOURI 1.5%
City of St. Louis
GO Bonds Series 2023A	5.00%	02/15/43 (b)	2,400,000	2,556,520
Health & Educational Facilities Authority of the State of Missouri
Kansas City University RB Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,016,756
Kansas City University RB Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,066,640
Lutheran Senior Services Obligated Group Refunding RB Series 2016B	4.00%	02/01/37 (b)	2,000,000	1,984,437
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	1,955,000	1,990,235
Missouri Housing Development Commission
RB Series 2018A	4.25%	05/01/49 (b)	515,000	517,722
				9,132,310
MONTANA 0.4%
Montana Board of Housing
RB Series 2023B	6.00%	12/01/53 (b)	1,885,000	2,011,607
Refunding RB Series 2018A	4.00%	06/01/49 (b)	285,000	285,128
				2,296,735
NEBRASKA 1.3%
Gretna Public Schools
GO Bonds Series 2022B	5.00%	12/15/27 (b)	1,500,000	1,503,714
Nebraska Public Power District
Refunding RB Series 2026A	5.00%	01/01/38 (b)	600,000	681,319
Refunding RB Series 2026A	5.00%	01/01/42 (b)	500,000	550,041
Omaha Public Power District
RB Series 2026A	5.00%	02/01/42 (b)(f)	2,000,000	2,221,632
RB Series 2026A	5.00%	02/01/43 (b)(f)	1,000,000	1,101,392
RB Series 2026A	5.00%	02/01/44 (b)(f)	1,000,000	1,093,964
Village of Boys Town
Father Flanagan’s Boy’s Home Refunding RB Series 2017	3.00%	09/01/28	1,115,000	1,111,206
				8,263,268
NEVADA 0.3%
Carson City
Tahoe Regional Healthcare Obligated Group Refunding RB Series 2017A	5.00%	09/01/27	605,000	616,469
State of Nevada Department of Business & Industry
Republic Services, Inc. RB Series 2001	2.85%	12/01/26 (b)	1,000,000	1,000,000
				1,616,469
NEW HAMPSHIRE 0.4%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	12/01/35 (b)	1,500,000	1,656,699
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.00%	08/01/41 (b)	1,000,000	1,095,685
				2,752,384

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 3.8%
New Jersey Educational Facilities Authority
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	3,000,000	3,280,403
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	2,500,000	2,884,840
New Jersey Health Care Facilities Financing Authority
RWJ Barnabas Health Obligated Group Refunding RB Series 2026A	5.00%	07/01/29	2,000,000	2,129,113
New Jersey Transportation Trust Fund Authority
RB Series 2014BB-1	5.00%	06/15/33 (b)	1,500,000	1,572,143
RB Series 2019BB	5.00%	06/15/44 (b)	1,000,000	1,029,119
RB Series 2023BB	5.00%	06/15/34 (b)	1,300,000	1,464,261
Refunding RB Series 2023A	4.25%	06/15/40 (b)	3,000,000	3,030,612
Refunding RB Series 2024A	5.00%	06/15/36 (b)	2,500,000	2,818,248
Refunding RB Series 2024AA	5.00%	06/15/42 (b)	2,500,000	2,719,511
New Jersey Turnpike Authority
RB Series 2022B	4.25%	01/01/43 (b)	1,625,000	1,651,843
Township of Gloucester
GO Bonds Series 2025	2.00%	05/15/27	1,035,000	1,022,192
				23,602,285
NEW MEXICO 0.1%
New Mexico Mortgage Finance Authority
RB Series 2018B	4.00%	01/01/49 (b)	455,000	456,346
NEW YORK 13.1%
City of New York
GO Bonds Series 2018D-4	2.85%	12/01/47 (b)(c)(d)	600,000	600,000
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	2,000,000	2,011,205
GO Bonds Series 2025A-1	5.00%	08/01/42 (b)	1,250,000	1,366,378
GO Bonds Series 2025D	5.00%	10/01/41 (b)	1,000,000	1,096,892
GO Bonds Series 2025G-1	5.25%	02/01/50 (b)	1,000,000	1,057,066
Refunding GO Bonds Series 2026F-1	5.00%	08/01/36 (b)	750,000	859,358
Empire State Development Corp.
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/47 (b)	3,000,000	3,090,768
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	3.00%	03/15/48 (b)	1,060,000	800,606
Metropolitan Transportation Authority
RB Series 2015A-2	5.00%	11/15/45 (a)(b)	2,845,000	3,049,330
Refunding RB Series 2025B	5.00%	11/15/35	1,000,000	1,143,641
Nassau County Local Economic Assistance Corp.
Catholic Health Services of Long Island Obligated Group RB Series 2014	5.00%	07/01/26 (b)	250,000	250,566
New York City Housing Development Corp.
RB Series 2026A-1	4.65%	11/01/45 (b)	2,000,000	2,025,535
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2014BB-4	2.85%	06/15/50 (b)(c)(d)	1,525,000	1,525,000
Water & Sewer System RB Series 2023CC	2.85%	06/15/53 (b)(c)(d)	740,000	740,000
Water & Sewer System RB Series 2025BB	5.00%	06/15/43 (b)	2,500,000	2,746,196
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/37 (b)	1,000,000	1,137,892
Water & Sewer System Refunding RB Series 2026DD	5.00%	06/15/46 (b)	750,000	805,692
New York City Transitional Finance Authority Building Aid Revenue
Refunding RB Series 2018S-3A	5.00%	07/15/35 (b)	2,000,000	2,078,415
Refunding RB Series 2025S-2	5.00%	07/15/28	2,600,000	2,734,393

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2015E-4	2.85%	02/01/45 (b)(c)(d)	3,735,000	3,735,000
RB Series 2018A-4	2.85%	08/01/45 (b)(c)(d)	500,000	500,000
RB Series 2025A	5.00%	05/01/40 (b)	1,500,000	1,666,124
RB Series 2025A-2	2.85%	05/01/55 (b)(c)(d)	5,835,000	5,835,000
RB Series 2025B	5.25%	05/01/55 (b)	2,000,000	2,103,011
RB Series 2025H	5.00%	11/01/44 (b)	500,000	539,696
RB Series 2026I	5.00%	11/01/47 (b)(f)	1,000,000	1,057,242
RB Series 2026I	5.00%	11/01/48 (b)(f)	1,000,000	1,049,613
RB Series 2026I	5.25%	11/01/49 (b)(f)	1,000,000	1,069,293
RB Series 2026I	5.25%	11/01/50 (b)(f)	1,000,000	1,067,374
Refunding RB Series 2025F-1	5.00%	11/01/30 (b)	500,000	546,050
New York State Dormitory Authority
RB Series 2025A	5.00%	10/01/36 (b)	1,250,000	1,428,023
RB Series 2026A	5.00%	10/01/27 (f)	1,000,000	1,030,631
Personal Income Tax Revenue Refunding RB Series 2026A	5.00%	03/15/30 (b)	1,000,000	1,087,820
Rochester Institute of Technology RB Series 2022A	5.00%	07/01/39 (b)	1,000,000	1,082,994
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/29 (b)	1,250,000	1,333,952
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/30 (b)	1,500,000	1,633,430
State University of New York Dormitory Facilities Revenue Refunding RB Series 2025B	4.00%	07/01/37 (b)	1,205,000	1,238,209
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/36 (b)	350,000	378,074
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/37 (b)	500,000	537,045
New York State Thruway Authority
Refunding RB Series 2021O	4.00%	01/01/40 (b)	1,865,000	1,873,204
Refunding RB Series 2024P	5.00%	01/01/38 (b)	500,000	563,905
Refunding RB Series 2026A	5.00%	01/01/35	500,000	575,572
New York Transportation Development Corp.
JFK NTO LLC RB Series 2023	5.50%	06/30/38 (b)	1,000,000	1,065,834
JFK NTO LLC RB Series 2024	5.00%	06/30/54 (b)	1,250,000	1,256,054
JFK NTO LLC RB Series 2024	5.50%	06/30/60 (b)	2,000,000	2,026,249
JFK NTO LLC RB Series 2025	5.50%	06/30/39 (b)	1,000,000	1,093,698
JFK NTO LLC RB Series 2025	6.00%	06/30/40 (b)	500,000	566,421
JFK NTO LLC RB Series 2025	6.00%	06/30/41 (b)	500,000	563,708
Port Authority of New York & New Jersey
RB Series 2020-221	5.00%	07/15/34 (b)	2,835,000	3,015,426
RB Series 2022-236	5.00%	01/15/37 (b)	1,000,000	1,079,821
RB Series 2022-236	5.00%	01/15/38 (b)	1,000,000	1,075,776
Refunding RB Series 2021-227	3.00%	10/01/28	2,000,000	2,002,696
Refunding RB Series 2025-250	5.00%	10/15/40 (b)	2,000,000	2,279,280
Triborough Bridge & Tunnel Authority
RB Series 2025A	5.00%	11/15/37 (b)	500,000	565,236
Refunding RB Series 2025A-2	5.00%	11/15/37 (b)	675,000	763,068
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2026A-1	4.38%	11/15/51 (b)	1,000,000	970,591
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2023A	4.00%	05/15/48 (b)	2,000,000	1,872,804
				81,246,857

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NORTH CAROLINA 1.2%
County of Brunswick
GO Bonds Series 2018	3.20%	08/01/34 (b)	2,230,000	2,224,027
North Carolina Capital Facilities Finance Agency
Meredith College Refunding RB Series 2018	5.00%	06/01/26	1,735,000	1,735,000
North Carolina Housing Finance Agency
RB Series 2025A-59	4.15%	07/01/40 (b)	1,000,000	1,009,914
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	2,350,000	2,417,788
				7,386,729
OHIO 3.1%
Buckeye Tobacco Settlement Financing Authority
Refunding RB Series 2020A-2	5.00%	06/01/34 (b)	1,945,000	2,067,328
Refunding RB Series 2020A-2	5.00%	06/01/35 (b)	3,055,000	3,231,556
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (b)	2,150,000	2,105,203
County of Franklin
Nationwide Children’s Hospital, Inc. RB Series 2025B-2	2.85%	11/01/65 (b)(c)(d)	900,000	900,000
Ohio Air Quality Development Authority
American Electric Power Co., Inc. Refunding RB Series 2005B	3.70%	07/01/28	2,000,000	2,014,872
State of Ohio
GO Bonds Series 2026A	5.00%	09/15/27	2,000,000	2,065,483
GO Bonds Series 2026A	5.00%	09/15/28	1,000,000	1,055,527
RB Series 2025B	5.00%	10/01/44 (b)	1,500,000	1,624,815
RB Series 2026A	5.00%	10/01/35 (b)	1,000,000	1,145,755
Refunding GO Bonds Series 2025B	5.00%	09/15/33	2,500,000	2,850,154
				19,060,693
OKLAHOMA 0.6%
Oklahoma Capitol Improvement Authority
Department of Transportation Refunding RB Series 2026A	5.00%	07/01/28	3,000,000	3,148,639
Oklahoma Development Finance Authority
RB Series 2014E	4.00%	06/01/27 (b)	29,000	29,024
Oklahoma Municipal Power Authority
Refunding RB Series 2025A	5.00%	01/01/39 (b)	350,000	389,156
Refunding RB Series 2025A	5.00%	01/01/40 (b)	325,000	356,919
				3,923,738
OREGON 1.2%
City of Seaside Transient Lodging Tax Revenue
RB Series 2018	5.00%	12/15/37 (b)	1,875,000	1,935,192
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2019A	3.44%	06/15/34 (b)(c)(e)	300,000	224,885
GO Bonds Series 2019A	3.54%	06/15/36 (b)(c)(e)	420,000	286,451
GO Bonds Series 2019A	3.59%	06/15/37 (b)(c)(e)	500,000	324,120
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/38 (b)	1,000,000	1,134,834

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Oregon Department of Transportation
RB Series 2026A	5.00%	11/15/35	680,000	790,313
RB Series 2026A	5.00%	11/15/45 (b)	500,000	541,120
Umatilla County School District No. 6R Umatilla
GO Bonds Series 2017	5.00%	06/15/29 (b)(c)	340,000	348,666
GO Bonds Series 2017	5.00%	06/15/30 (b)(c)	300,000	307,568
GO Bonds Series 2017	5.00%	06/15/32 (b)(c)	350,000	358,210
GO Bonds Series 2017	5.00%	06/15/33 (b)(c)	520,000	531,858
GO Bonds Series 2017	5.00%	06/15/34 (b)(c)	350,000	357,763
GO Bonds Series 2017	5.00%	06/15/35 (b)(c)	410,000	418,797
				7,559,777
PENNSYLVANIA 4.4%
Allegheny County Sanitary Authority
Refunding RB Series 2025	4.00%	12/01/41 (b)	1,715,000	1,738,633
City of Philadelphia
Refunding GO Bonds Series 2025C	5.00%	08/01/30	1,250,000	1,361,940
Commonwealth of Pennsylvania
Refunding GO Bonds Series 2026-1st	5.00%	08/01/27	1,010,000	1,039,457
Pennsylvania Economic Development Financing Authority
UPMC Obligated Group Refunding RB Series 2025A	5.00%	03/15/60 (a)(b)	2,000,000	2,184,835
UPMC Obligated Group Refunding RB Series 2026A	5.00%	12/15/30	2,230,000	2,420,032
Waste Management, Inc. RB Series 2017A	3.88%	08/01/37 (a)(b)	1,250,000	1,251,926
Waste Management, Inc. RB Series 2025A	2.88%	06/01/49 (b)	2,500,000	2,500,000
Pennsylvania Higher Educational Facilities Authority
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	4.00%	11/01/42 (b)	1,100,000	1,057,998
Pennsylvania Housing Finance Agency
RB Series 2025151-A	4.15%	10/01/40 (b)	1,500,000	1,512,020
RB Series 2025-152A	4.50%	10/01/46 (b)	2,000,000	1,986,500
RB Series 2025A-151	4.60%	10/01/45 (b)	2,000,000	2,014,323
Refunding RB Series 2025-150A	4.90%	10/01/40 (b)	2,000,000	2,093,771
Pennsylvania Turnpike Commission
RB Series 2025A	5.00%	12/01/39 (b)	650,000	732,028
Refunding RB Series 2022B	5.00%	12/01/47 (b)	1,000,000	1,046,538
Refunding RB Series 2022B	5.25%	12/01/52 (b)	750,000	782,231
Refunding RB Series 2025-1st	5.00%	12/01/31	1,005,000	1,110,703
Refunding RB Series 2026-1st	5.00%	12/01/39 (b)	1,000,000	1,129,860
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Refunding RB Series 2021B	4.00%	12/01/51 (b)	1,400,000	1,254,928
				27,217,723
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (b)	2,250,000	2,167,579
RB Series 2018A-1	5.00%	07/01/58 (b)	1,821,000	1,799,501
				3,967,080

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RHODE ISLAND 0.5%
Rhode Island Health & Educational Building Corp.
Bryant University Refunding RB Series 2024	5.00%	06/01/40 (b)	2,000,000	2,151,636
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/38 (b)	750,000	808,971
				2,960,607
SOUTH CAROLINA 1.0%
Clemson University
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/30	390,000	423,623
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/31	515,000	568,294
South Carolina Public Service Authority
RB Series 2024A	5.25%	12/01/49 (b)	1,000,000	1,053,881
RB Series 2025A	5.00%	12/01/36 (b)	250,000	281,847
RB Series 2025A	5.00%	12/01/40 (b)	375,000	413,577
Refunding RB Series 2024B	4.13%	12/01/44 (b)	1,100,000	1,077,647
Refunding RB Series 2025B	5.00%	12/01/28	500,000	527,831
South Carolina State Housing Finance & Development Authority
RB Series 2025B	5.00%	01/01/55 (b)	1,600,000	1,622,315
				5,969,015
TENNESSEE 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/48 (b)	1,500,000	1,554,163
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/37 (b)	870,000	974,641
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/42 (b)	795,000	863,535
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/43 (b)	500,000	539,500
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/44 (b)	895,000	955,967
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	1,500,000	1,553,572
Shelby County Health Educational & Housing Facilities Board
Baptist Memorial Health Care Obligated Group RB Series 2024B	5.00%	09/01/49 (a)(b)	1,000,000	1,049,159
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	420,000	452,270
				7,942,807
TEXAS 12.8%
Bexar County Hospital District
Refunding GO Bonds Series 2026	5.00%	02/15/36	595,000	673,419
Board of Regents of the University of Texas System
Refunding RB Series 2026A	5.00%	08/15/32	1,000,000	1,124,720
Refunding RB Series 2026A	5.00%	08/15/38	1,000,000	1,166,186
City of Allen
Refunding GO Bonds Series 2024	5.00%	08/15/37 (b)	1,000,000	1,106,410
City of Alvin Water & Sewer System Revenue
RB Series 2023	4.00%	02/01/37 (b)	1,105,000	1,123,599
City of Austin Airport System Revenue
RB Series 2022	5.00%	11/15/32	300,000	330,451
RB Series 2026B	5.25%	11/15/51 (b)	3,000,000	3,120,291
City of Celina
GO Bonds Series 2024	5.00%	09/01/26	1,000,000	1,005,582

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Corpus Christi Utility System Revenue
RB Series 2022B	5.00%	07/15/47 (b)	4,000,000	4,101,714
City of Galveston Wharves & Terminal Revenue
RB Series 2023	6.00%	08/01/43 (b)	1,250,000	1,363,816
City of Houston
GO Bonds Series 2025	5.00%	03/01/34	1,100,000	1,245,074
City of Houston Airport System Revenue
RB Series 2025A	5.00%	07/01/28	750,000	779,407
City of Houston Hotel Occupancy Tax & Special Revenue
Refunding RB Series 2026C	5.00%	09/01/42 (b)	500,000	545,227
City of Lubbock Water & Wastewater System
RB Series 2025	5.00%	02/15/40 (b)	400,000	439,571
RB Series 2025	5.00%	02/15/41 (b)	250,000	273,361
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/42 (b)	2,000,000	2,007,882
City of Waxahachie
GO Bonds Series 2023	4.13%	08/01/41 (b)	400,000	407,596
GO Bonds Series 2023	4.25%	08/01/43 (b)	500,000	504,931
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/27 (c)	1,000,000	1,014,597
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/29 (c)	575,000	605,277
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/32 (c)	2,875,000	3,141,082
Dallas Fort Worth International Airport
RB Series 2025A-1	5.00%	11/01/29	2,000,000	2,128,918
Fort Bend Independent School District
Refunding GO Bonds Series 2026A	5.00%	08/15/40 (b)(c)	3,000,000	3,373,648
Georgetown Independent School District
GO Bonds Series 2024	5.00%	02/15/35 (b)(c)	1,700,000	1,926,371
Greenwood Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	1,000,000	904,266
Harris County Cultural Education Facilities Finance Corp.
Baylor College of Medicine Obligated Group RB Series 2024A	5.00%	05/15/29 (b)	2,000,000	2,103,915
Harris County Hospital District
GO Bonds Series 2025	5.00%	02/15/40 (b)	1,500,000	1,642,537
Humble Independent School District
Refunding GO Bonds Series 2025	5.00%	02/15/30 (c)	1,250,000	1,351,149
Refunding GO Bonds Series 2025	5.00%	02/15/31 (c)	2,000,000	2,194,412
Lamar Consolidated Independent School District
GO Bonds Series 2023A	4.00%	02/15/48 (b)(c)	1,360,000	1,272,288
Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp. Refunding RB Series 2001A	2.85%	11/01/29 (b)(c)(d)	600,000	600,000
Mission Economic Development Corp.
Waste Management, Inc. RB Series 2020A	2.88%	05/01/46 (a)(b)	1,000,000	1,000,000
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/37 (b)(c)	500,000	541,192
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/47 (b)(c)	680,000	699,412
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/52 (b)(c)	500,000	507,777
Orenda Education RB Series 2023A	5.00%	08/15/43 (b)(c)	1,865,000	1,967,263
Orenda Education RB Series 2023A	4.00%	08/15/48 (b)(c)	1,000,000	909,753
North East Texas Regional Mobility Authority
Refunding RB Series 2025B	5.25%	01/01/45 (b)	500,000	527,928

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
RB Series 2025	4.00%	06/01/43 (b)	2,000,000	1,985,216
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/27	750,000	772,780
Refunding RB Series 2025	5.00%	09/01/28	1,000,000	1,053,386
North Texas Tollway Authority
Tollway System Refunding RB Series 2025A	5.00%	01/01/39 (b)	700,000	778,146
Northside Independent School District
Refunding GO Bonds Series 2024B	3.45%	08/01/54 (a)(b)(c)	2,465,000	2,466,990
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/31 (c)	2,500,000	2,765,416
Prosper Independent School District
GO Bonds Series 2019B	4.00%	02/15/50 (a)(b)(c)	2,500,000	2,505,888
GO Bonds Series 2025	4.75%	02/15/55 (b)(c)	1,500,000	1,520,555
Rockwall Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	2,000,000	1,814,687
San Jacinto Community College District
Refunding GO Bonds Series 2026	5.00%	02/15/35	1,500,000	1,718,156
Texas Department of Housing & Community Affairs
RB Series 2018A	4.75%	03/01/49 (b)	385,000	387,949
RB Series 2019A	4.75%	01/01/49 (b)	570,000	574,145
RB Series 2026A	4.15%	07/01/41 (b)	2,000,000	2,004,008
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,328,173
Texas Municipal Gas Acquisition & Supply Corp. VI
RB Series 2025	5.00%	01/01/36 (b)	2,000,000	2,137,382
Texas Municipal Power Agency
Refunding RB Series 2021	3.00%	09/01/30 (b)	875,000	864,037
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	1,835,000	1,898,694
Texas State Affordable Housing Corp.
RB Series 2019A	4.25%	03/01/49 (b)	485,000	487,864
Texas State University System
Refunding RB Series 2026A	5.00%	03/15/40 (b)	1,000,000	1,128,364
Texas Water Development Board
State Revolving Fund RB Series 2025	4.50%	10/15/43 (b)	350,000	361,682
State Revolving Fund RB Series 2025	4.50%	10/15/45 (b)	500,000	508,820
State Revolving Fund RB Series 2025	4.75%	10/15/50 (b)	1,000,000	1,013,312
				79,806,672
UTAH 0.8%
Downtown Revitalization Public Infrastructure District
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.00%	06/01/40 (b)	500,000	552,264
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.25%	06/01/43 (b)	500,000	554,898
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.00%	06/01/40 (b)	500,000	550,650
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.25%	06/01/43 (b)	500,000	554,898
Utah Board of Higher Education
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/27 (b)	360,000	361,625
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/28 (b)	425,000	425,687

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Utah Municipal Power Agency
Refunding RB Series 2026A	5.00%	07/01/29 (f)	800,000	854,484
Refunding RB Series 2026A	5.00%	07/01/30 (f)	1,000,000	1,085,585
				4,940,091
VERMONT 0.0%
Vermont Housing Finance Agency
RB Series 2018C	4.75%	11/01/48 (b)	134,000	134,691
VIRGINIA 0.1%
Albemarle County Economic Development Authority
Sentara Healthcare Obligated Group Refunding RB Series 2018B	2.80%	10/01/48 (b)(c)(d)	500,000	500,000
WASHINGTON 1.9%
Central Puget Sound Regional Transit Authority
Sales Motor Vehicle & Rental Car Tax RB Series 2016S-1	5.00%	11/01/46	2,250,000	2,558,304
King County Public Hospital District No. 2
GO Bonds Series 2026	5.50%	12/01/50 (b)	1,000,000	1,072,515
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/41 (b)(c)	1,000,000	1,010,633
Port of Seattle
RB Series 2025B	5.00%	10/01/28	1,000,000	1,047,732
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/39 (b)	500,000	540,673
State of Washington
GO Bonds Series 2021C	5.00%	02/01/33 (b)	1,060,000	1,160,370
GO Bonds Series 2025A	5.00%	08/01/39 (b)	1,000,000	1,128,424
Refunding GO Bonds Series 2025R-2025E	5.00%	08/01/40 (b)	2,210,000	2,480,515
Washington Health Care Facilities Authority
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2014	5.00%	07/01/29 (b)	780,000	780,458
				11,779,624
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/48 (b)	1,000,000	1,079,687
WISCONSIN 1.8%
Public Finance Authority
RB Series 2025-VRS220	2.95%	02/15/55 (b)(c)(g)(h)	2,400,000	2,400,000
Racine Unified School District
Refunding GO Bonds Series 2024	4.00%	04/01/44 (b)	1,265,000	1,266,285
State of Wisconsin
Refunding GO Bonds Series 2023-2	5.00%	05/01/36 (b)	2,000,000	2,231,487
Refunding GO Bonds Series 20261	5.00%	05/01/40 (b)	1,000,000	1,135,299
Wisconsin Center District
RB Series 2020D	3.20%	12/15/35 (b)(e)	2,900,000	2,015,163

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wisconsin Health & Educational Facilities Authority
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/31 (b)(i)	1,000,000	1,030,123
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/32 (b)(i)	1,025,000	1,055,876
				11,134,233
Total Municipal Securities (Cost $621,336,343)				629,132,891
Total Investments in Securities (Cost $621,336,343)				629,132,891

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,400,000 or 0.4% of net assets.

(h)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(i)	Refunded bond.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$629,132,891	$—	$629,132,891
Total	$—	$629,132,891	$—	$629,132,891

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.4% OF NET ASSETS
CALIFORNIA 98.4%
Alameda Corridor Transportation Authority
RB Series 2024C	5.03%	10/01/53 (a)(b)	1,000,000	257,271
Refunding RB Series 2022A	5.40%	10/01/50 (a)(b)(c)	3,000,000	1,745,232
Alameda County Fire Department
GO Bonds Series 2025	5.00%	06/01/44 (a)	625,000	695,050
GO Bonds Series 2025	5.00%	06/01/50 (a)	1,225,000	1,303,195
Alhambra Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,000,000	1,071,416
Alum Rock Union Elementary School District
GO Bonds Series 2026B	5.00%	08/01/51 (a)(d)	1,000,000	1,060,375
Alvord Unified School District
GO Bonds Series 2026B	5.00%	08/01/28	725,000	765,736
Anaheim Housing & Public Improvements Authority
Electric System Revenue Refunding RB Series 2025B	5.00%	10/01/32 (a)	500,000	549,609
Antelope Valley Community College District
GO Bonds Series 2025D	4.65%	08/01/44 (a)(b)	850,000	374,714
GO Bonds Series 2025D	4.71%	08/01/46 (a)(b)	1,000,000	393,082
Bay Area Toll Authority
Refunding RB Series 2026A	5.00%	04/01/61 (a)	4,000,000	4,538,410
Beverly Hills Unified School District
GO Bonds Series 2009	4.04%	08/01/26 (b)	555,000	552,718
GO Bonds Series 2017	4.06%	08/01/34 (a)(b)	7,705,000	5,552,262
Bonita Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/31	600,000	672,779
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2026B	5.25%	07/01/39 (a)	1,000,000	1,136,270
RB Series 2026B	4.63%	07/01/51 (a)	500,000	497,475
Cabrillo Unified School District
GO Bonds Series 2026B	5.00%	08/01/50 (a)	800,000	854,994
GO Bonds Series 2026B	5.00%	08/01/53 (a)	800,000	847,231
California Community Choice Financing Authority
RB Series 2022A-1	4.00%	05/01/53 (a)(e)	5,000,000	5,060,577
RB Series 2023B-1	5.00%	07/01/53 (a)	1,995,000	2,084,941
RB Series 2023C	5.25%	01/01/54 (a)(e)	3,750,000	3,983,047
RB Series 2023D	5.50%	05/01/54 (a)(e)	6,000,000	6,268,054
RB Series 2023E-1	5.00%	02/01/54 (a)	2,000,000	2,112,298

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023F	5.50%	10/01/54 (a)(e)	4,465,000	4,856,538
RB Series 2023G	5.25%	11/01/54 (a)(e)	2,000,000	2,114,088
RB Series 2024A-1	5.00%	05/01/54 (a)(e)	1,000,000	1,061,119
RB Series 2024E	5.00%	02/01/55 (a)(e)	2,000,000	2,126,398
RB Series 2025B	5.00%	03/01/56 (a)(e)	3,000,000	3,227,388
RB Series 2025C	5.00%	12/01/55 (a)(e)	4,000,000	4,179,337
RB Series 2026A-1	5.00%	04/01/56 (a)	4,000,000	4,322,677
RB Series 2026B	5.00%	03/01/36 (a)	2,250,000	2,366,522
RB Series 2026D	5.00%	02/01/31 (a)	2,000,000	2,123,821
California County Tobacco Securitization Agency
Los Angeles County Securitization Corp. Refunding RB Series 2020A	4.00%	06/01/38 (a)	340,000	333,187
California Educational Facilities Authority
Leland Stanford Junior University RB Series 2025V-4	5.00%	03/01/55 (a)(e)	1,000,000	1,132,301
Leland Stanford Junior University RB Series 2025V-5	5.00%	03/01/55 (a)(e)	1,250,000	1,475,532
University of Redlands RB Series 2022A	5.00%	10/01/44 (a)	1,500,000	1,524,703
University of Southern California RB Series 2025A	5.00%	10/01/35	3,000,000	3,556,639
California Enterprise Development Authority
Sage Hill School Refunding RB Series 2024	5.00%	12/01/42 (a)	580,000	635,095
California Health Facilities Financing Authority
Adventist Health System/West Obligated Group RB Series 2024A	5.25%	12/01/40 (a)	500,000	544,260
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/38 (a)	1,165,000	1,282,823
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/41 (a)	1,250,000	1,362,662
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,520,909
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,625,096
Episcopal Communities & Services for Seniors Obligated Group RB Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,300,408
Kaiser Foundation Hospitals RB Series 2017A-2	4.00%	11/01/44 (a)	2,000,000	1,874,481
Marshall Medical Center Refunding RB Series 2015	5.00%	11/01/28 (a)(f)	800,000	801,528
On Lok Senior Health Services Obligated Group Refunding RB Series 2020	5.00%	08/01/40 (a)	750,000	782,528
California Housing Finance Agency
RB Series 2021-2	3.75%	03/25/35	1,866,345	1,888,378
RB Series 2024A-1	4.25%	08/01/49 (a)	1,925,000	1,876,497
RB Series 2025B	4.35%	02/01/43 (a)	2,000,000	1,992,543
Century WLAVA 4 LP RB Series 2025	2.95%	06/01/46 (a)(e)	500,000	500,575
City & County of San Francisco RB Series 2020N	4.00%	04/01/40 (a)	565,000	578,470
California Infrastructure & Economic Development Bank
Academy of Motion Picture Arts & Sciences Obligated Group Refunding RB Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,055,706
Broad RB Series 2025A	5.00%	06/01/33	2,000,000	2,320,149
California Academy of Sciences Refunding RB Series 2024A	3.25%	08/01/29 (a)	2,000,000	2,012,847
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/29 (a)	250,000	250,466
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/30 (a)	330,000	330,607
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/31 (a)	350,000	350,622
California Municipal Finance Authority
BOLD Program Special Tax Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,051,440
Caritas Corp. CMFA Mobile Home Park Financing RB Series 2023A	5.25%	08/15/53 (a)	900,000	923,514
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/35 (a)	655,000	721,961
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/37 (a)	365,000	398,352
Channing House Refunding RB Series 2017A	5.00%	05/15/27 (f)	350,000	358,324
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/27	600,000	610,502
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,168,324

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
EL Camino LP RB Series 2026	2.50%	03/01/46 (a)	550,000	541,875
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/29 (a)	655,000	656,208
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/30 (a)	750,000	751,194
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/31 (a)	500,000	500,595
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (a)	1,600,000	1,684,182
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/42 (a)	2,000,000	2,097,414
Ignatian Corp. RB Series 2024A	5.00%	09/01/33	515,000	592,729
Ignatian Corp. RB Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,683,806
Institute on Aging Refunding RB Series 2017	5.00%	08/15/29 (a)(f)	250,000	257,020
Institute on Aging Refunding RB Series 2017	5.00%	08/15/31 (a)(f)	575,000	589,178
Institute on Aging Refunding RB Series 2017	5.00%	08/15/32 (a)(f)	250,000	255,818
Institute on Aging Refunding RB Series 2017	5.00%	08/15/33 (a)(f)	250,000	255,626
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/27	100,000	101,875
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/28	115,000	118,742
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/29	125,000	130,125
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/30	100,000	104,587
Palomar Health Obligated Group Refunding COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,015,726
PRG - Potrero Properties LLC RB Series 2026A	5.00%	09/01/46 (a)	805,000	860,796
PRS-California Obligated Group Refunding RB Series 2024A	5.00%	04/01/49 (a)	1,000,000	1,016,063
Republic Services, Inc. RB Series 2021B	3.25%	07/01/51 (a)(e)	1,250,000	1,249,959
Republic Services, Inc. Refunding RB Series 2021A	2.95%	07/01/41 (a)(e)	1,500,000	1,498,556
Scripps College RB Series 2025	5.00%	07/01/30	300,000	327,405
Scripps College RB Series 2025	5.00%	07/01/31	465,000	514,367
Scripps College RB Series 2025	5.00%	07/01/32	500,000	559,134
Scripps College RB Series 2025	5.00%	07/01/50 (a)	750,000	779,206
System Management Group RB Series 2019A	5.00%	04/01/27	1,100,000	1,122,445
University of La Verne Refunding RB Series 2017A	5.00%	06/01/28 (a)	1,000,000	1,016,985
University of La Verne Refunding RB Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,016,722
Waste Management, Inc. RB Series 2017A	3.45%	12/01/44 (a)	1,500,000	1,503,824
Waste Management, Inc. RB Series 2020A	2.88%	10/01/45 (a)(e)	2,000,000	2,000,000
Waste Management, Inc. RB Series 2022A	3.45%	10/01/41 (a)(e)	1,000,000	1,007,044
Waste Management, Inc. RB Series 2024A	2.88%	11/01/46 (a)(e)	500,000	500,000
California Pollution Control Financing Authority
Republic Services, Inc. RB Series 2017A-1	2.95%	11/01/42 (a)(e)	2,750,000	2,749,008
Republic Services, Inc. Refunding RB Series 2023	2.88%	07/01/43 (a)	1,500,000	1,498,779
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/33 (a)	425,000	426,513
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/47 (a)	600,000	599,952
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.50%	06/01/54 (a)	3,500,000	3,361,568
PIH Health, Inc. Obligated Group Refunding RB Series 2024A	5.00%	06/01/34	1,125,000	1,257,333
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/27	240,000	244,844
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/28	255,000	263,433
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/29	265,000	277,232
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/30	280,000	296,329
Kipp SoCal Public Schools Obligated Group RB Series 2017A	5.00%	07/01/37 (a)	590,000	595,620
California State Public Works Board
RB Series 2025A	5.00%	04/01/40 (a)	1,000,000	1,127,950
RB Series 2026A	5.00%	09/01/32	2,000,000	2,260,486
State of California Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,146,116
State of California Refunding RB Series 2024C	5.00%	09/01/35 (a)	1,000,000	1,149,417

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California State Univ
CP Series A2 California State Univ CP Series A2	2.30%	06/03/26 (f)	3,000,000	3,000,098
California State University
Refunding RB Series 2015A	5.00%	11/01/37 (a)	30,000	30,047
Refunding RB Series 2016B-3	3.13%	11/01/51 (a)(e)	2,200,000	2,196,398
Refunding RB Series 2025A	5.00%	11/01/28	1,065,000	1,133,210
Refunding RB Series 2025A	5.00%	11/01/43 (a)	2,000,000	2,244,376
California Statewide Communities Development Authority
RB Series 2025A	5.00%	10/01/32 (g)	2,500,000	2,771,863
RB Series 2025B	5.00%	10/01/35 (g)	2,220,000	2,525,978
Adventist Health System/West Obligated Group Refunding RB Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,772,565
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/30 (a)	500,000	500,669
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/32 (a)	1,250,000	1,251,553
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,133,216
Community Facilities District No. 2021 Special Tax Series 2023	5.00%	09/01/53 (a)	1,800,000	1,806,693
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,549,972
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/30 (a)	800,000	803,938
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/32 (a)	700,000	703,092
USC Obligated Group RB Series 2018	5.00%	01/01/31 (a)	1,700,000	1,762,380
USC Obligated Group RB Series 2018	5.00%	01/01/33 (a)	1,355,000	1,401,691
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/29 (a)(f)	300,000	314,695
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/30 (a)(f)	235,000	246,427
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/32 (a)(f)	900,000	942,798
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/35 (a)(f)	275,000	278,649
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/36 (a)(f)	425,000	429,779
Cambria Community Healthcare District
GO Bonds Series 2025A	5.00%	08/01/50 (a)	1,000,000	1,051,274
Central Valley Energy Authority
RB Series 2025	5.00%	12/01/55 (a)(e)	1,000,000	1,075,627
RB Series 2026	5.00%	08/01/34 (a)	3,000,000	3,222,844
Cerritos Community College District
GO Bonds Series 2026B	5.00%	08/01/46 (a)	1,175,000	1,285,620
GO Bonds Series 2026B	5.00%	08/01/56 (a)	1,000,000	1,057,555
Chaffey Joint Union High School District
GO Bonds Series 2023G	4.41%	08/01/38 (a)(b)	500,000	304,480
GO Bonds Series 2023G	4.57%	08/01/41 (a)(b)	1,500,000	779,422
GO Bonds Series 2023G	4.60%	08/01/42 (a)(b)	1,000,000	492,328
Chico Unified School District
GO Bonds Series 2021C	4.00%	08/01/44 (a)	1,325,000	1,330,220
Chino Valley Unified School District
GO Bonds Series 2024D	4.27%	08/01/40 (a)(b)	655,000	368,720
City & County of San Francisco
GO Bonds Series 2021E-1	4.00%	06/15/40 (a)	1,960,000	1,980,012
Refunding GO Bonds Series 2020R1	5.00%	06/15/28	500,000	526,827
City of Clovis Sewer Revenue
Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,062,088

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Irvine
Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.82%	09/01/50 (a)(b)	1,170,000	372,201
Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.83%	09/01/51 (a)(b)	750,000	227,116
Community Facilities District No. 2013-3 Improvement Area No. 1 Special Tax Series 2025	5.00%	09/01/50 (a)	1,000,000	1,077,178
City of Long Beach Airport System Revenue
RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,043,857
City of Los Angeles
Revenue Notes Series 2025	5.00%	06/25/26	9,495,000	9,509,800
City of Los Angeles Department of Airports
RB Series 2018A	5.00%	05/15/27	795,000	812,011
RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,267,153
RB Series 2019F	5.00%	05/15/36 (a)	850,000	885,952
RB Series 2020C	5.00%	05/15/27	1,290,000	1,317,603
RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,336,279
Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,035,806
Refunding RB Series 2018D	5.00%	05/15/27	1,060,000	1,082,681
Refunding RB Series 2021D	4.00%	05/15/38 (a)	2,415,000	2,429,891
Refunding RB Series 2022C	5.00%	05/15/27	1,000,000	1,021,397
Refunding RB Series 2025A	5.25%	05/15/40 (a)	2,000,000	2,243,334
Refunding RB Series 2025A	5.25%	05/15/50 (a)	2,500,000	2,634,432
City of Los Angeles Wastewater System Revenue
Refunding RB Series 2025A	5.00%	06/01/31	2,690,000	3,012,076
Refunding RB Series 2025A	5.00%	06/01/34	1,655,000	1,939,699
Refunding RB Series 2025C	5.00%	06/01/31	1,000,000	1,118,232
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	400,000	319,471
City of San Francisco Public Utilities Commission Water Revenue
Refunding RB Series 2025F	5.00%	11/01/36	1,500,000	1,776,742
City of Santa Clara
GO Bonds Series 2026B	5.00%	08/01/27	500,000	516,399
City of Susanville Natural Gas Revenue
Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	630,829
Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	700,536
City of Vernon Electric System Revenue
RB Series 2021A	5.00%	10/01/26	1,000,000	1,006,163
City of Victorville Electric Revenue
Refunding RB Series 2022A	5.00%	05/01/30	500,000	543,301
Colton Joint Unified School District
GO Bonds Series 2025A	5.00%	08/01/43 (a)	650,000	718,338
Compton Community College District
GO Bonds Series 2024B	4.00%	08/01/42 (a)	710,000	718,991
Compton Unified School District
Refunding GO Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	751,119
Corona Utility Authority Water Reclamation Revenue
Refunding RB Series 2025	5.00%	09/01/50 (a)	1,000,000	1,060,491
Refunding RB Series 2025	5.00%	09/01/55 (a)	1,500,000	1,576,973
Corona Utility Authority Water Revenue
RB Series 2025	5.00%	09/01/50 (a)	1,000,000	1,058,918

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Corona-Norco Unified School District
GO Bonds Series 2002D	3.85%	09/01/27 (b)	2,400,000	2,323,651
Refunding GO Bonds Series 2026	5.00%	08/01/33	1,100,000	1,274,135
Refunding GO Bonds Series 2026	5.00%	08/01/34	1,425,000	1,670,876
Refunding GO Bonds Series 2026	5.00%	08/01/35	1,750,000	2,068,871
County of Sacramento Airport System Revenue
RB Series 2025A	5.00%	07/01/31	750,000	816,617
RB Series 2025A	5.00%	07/01/33	1,250,000	1,379,863
County of San Diego
Sanford Burnham Prebys Medical Discovery Institute Refunding RB Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,004,220
Desert Sands Unified School District
GO Bonds Series 2025	4.00%	08/01/41 (a)	635,000	654,214
Dinuba Unified School District
COP Series 2023	5.50%	06/01/38 (a)	750,000	750,910
Downey Unified School District
GO Bonds Series 2026B	4.00%	08/01/51 (a)	875,000	836,252
GO Bonds Series 2026B	4.00%	08/01/57 (a)	1,400,000	1,313,423
East Bay Municipal Utility District Wastewater System Revenue
Refunding RB Series 2026B	5.00%	06/01/38 (a)	1,000,000	1,176,757
Refunding RB Series 2026B	5.00%	06/01/39 (a)	1,490,000	1,741,836
East Bay Municipal Utility District Water System Revenue
RB Series 2025A	5.00%	06/01/45 (a)	1,250,000	1,379,566
RB Series 2026A	5.00%	06/01/56 (a)	1,000,000	1,068,601
El Camino Community College District Fountation
Refunding GO Bonds Series 2026	5.00%	08/01/27	1,570,000	1,619,098
El Rancho Unified School District
GO Bonds Series 2025	2.95%	08/01/28 (b)	880,000	826,711
Elk Grove Finance Authority
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/34	480,000	556,378
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/37 (a)	550,000	630,068
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/40 (a)	1,100,000	1,238,531
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/43 (a)	435,000	480,812
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/47 (a)	1,000,000	1,065,443
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/51 (a)	1,000,000	1,045,856
Escondido Union High School District
GO Bonds Series 2009A	2.87%	08/01/28 (b)	1,825,000	1,717,784
Fontana Public Facilities Financing Authority
City of Fontana Refunding RB Series 2025A	5.00%	11/01/44 (a)	500,000	551,892
City of Fontana Refunding RB Series 2025A	5.00%	11/01/45 (a)	450,000	492,433
Foothill-Eastern Transportation Corridor Agency
Refunding RB Series 2014A	6.85%	01/15/42 (a)(c)	1,000,000	1,189,820
Fresno Joint Powers Financing Authority
City of Fresno RB Series 2025A	5.25%	04/01/50 (a)	1,500,000	1,600,737
City of Fresno Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,445,071
Fresno Unified School District
GO Bonds Series 2018A	4.08%	08/01/33 (a)(b)(h)	1,120,000	840,238
GO Bonds Series 2018A	4.18%	08/01/34 (a)(b)(h)	1,900,000	1,358,291
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	434,607
Greenfield Redevelopment Agency
Refunding Tax Allocation Series 2016	5.00%	02/01/29 (a)	730,000	730,873

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hacienda La Puente Unified School District
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,107,742
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,726,054
Hayward Unified School District
GO Bonds Series 2025B	5.00%	08/01/44 (a)	200,000	220,623
GO Bonds Series 2025B	5.00%	08/01/45 (a)	200,000	218,745
GO Bonds Series 2025B	5.00%	08/01/47 (a)	1,000,000	1,076,417
Imperial Irrigation District Electric System Revenue
Refunding RB Series 2025	5.00%	11/01/44 (a)	600,000	663,779
Imperial Unified School District
GO Bonds Series 2017A	5.25%	08/01/43 (a)(h)	1,430,000	1,475,625
Independent Cities Finance Authority
Millennium Housing of California Refunding RB Series 2019	5.00%	05/15/48 (a)	2,000,000	2,015,272
Indian Wells Redevelopment Successor Agency
Refunding Tax Allocation Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,252,391
Inglewood Joint Powers Authority
City of Inglewood RB Series 2025	5.25%	08/01/50 (a)	1,500,000	1,600,707
Inglewood Unified School District
GO Bonds Series 2018B	5.00%	08/01/35 (a)	200,000	200,779
GO Bonds Series 2018B	5.00%	08/01/37 (a)	720,000	722,803
Kern County Water Agency Improvement District No. 4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,502,967
Kern High School District
GO Bonds Series 2017A	3.00%	08/01/29 (a)	1,000,000	1,001,778
Lancaster Redevelopment Successor Agency
Refunding Tax Allocation Series 2017	4.00%	08/01/26	1,360,000	1,362,095
Refunding Tax Allocation Series 2017	5.00%	08/01/29 (a)	820,000	823,274
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	335,256
Long Beach Unified School District
GO Bonds Series 2017A	4.00%	08/01/40 (a)	1,000,000	1,002,248
GO Bonds Series 2026D	4.00%	08/01/53 (a)	1,000,000	947,986
Los Alamitos Unified School District
Refunding GO Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,477,026
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
RB Series 2026B	5.00%	07/01/40 (a)	2,500,000	2,867,711
RB Series 2026B	5.00%	07/01/41 (a)	1,000,000	1,140,536
Refunding RB Series 2016A	5.00%	06/01/27 (a)	1,390,000	1,390,000
Measure R RB Series 2026B	5.00%	06/01/37 (a)	2,555,000	2,925,289
Los Angeles County Public Works Financing Authority
County of Los Angeles RB Series 2025J	5.00%	12/01/38 (a)	2,000,000	2,329,896
County of Los Angeles RB Series 2025J	5.00%	12/01/42 (a)	600,000	679,597
County of Los Angeles Refunding RB Series 2024H	5.00%	12/01/30	1,500,000	1,669,779
County of Los Angeles Refunding RB Series 2024H	5.00%	12/01/33	3,550,000	4,136,674
Los Angeles County Flood Control District RB Series 2026A	5.00%	03/01/51 (a)	1,000,000	1,057,731
Los Angeles Department of Water & Power
RB Series 2026A	5.00%	07/01/41 (a)	1,350,000	1,482,608
Power System Revenue RB Series 2017C	5.00%	07/01/26	100,000	100,186
Power System Revenue RB Series 2021C	5.00%	07/01/38 (a)	745,000	794,019
Power System Revenue Refunding RB Series 2024B	5.00%	07/01/36 (a)	1,365,000	1,515,434

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/28 (a)	750,000	774,866
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/43 (a)	100,000	108,353
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/32	3,500,000	3,878,895
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/34	1,000,000	1,124,210
Power System Revenue Refunding RB Series 2025C	5.00%	07/01/35	1,350,000	1,532,144
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (a)	2,000,000	2,178,200
Refunding RB Series 2025A	5.00%	01/01/30 (a)	2,000,000	2,125,675
Refunding RB Series 2025B	5.00%	07/01/32	900,000	997,430
Refunding RB Series 2025C	5.00%	07/01/26	2,125,000	2,128,795
Refunding RB Series 2025C	5.00%	07/01/29	1,270,000	1,350,440
Refunding RB Series 2025C	5.00%	07/01/33	1,640,000	1,832,301
Refunding RB Series 2025C	5.00%	07/01/42 (a)	1,250,000	1,364,532
Los Angeles Unified School District
GO Bonds Series 2018B-1	5.00%	07/01/26	1,110,000	1,112,247
GO Bonds Series 2020C	5.00%	07/01/27	1,640,000	1,684,964
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	725,000	841,090
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	1,505,000	1,655,243
GO Bonds Series 2026QRR	5.00%	07/01/47 (a)	1,000,000	1,080,569
GO Bonds Series 2026QRR	5.00%	07/01/48 (a)	1,000,000	1,074,035
GO Bonds Series 2026QRR	5.00%	07/01/50 (a)	1,000,000	1,066,362
Refunding GO Bonds Series 2016B	3.00%	07/01/32 (a)	1,500,000	1,482,931
Refunding GO Bonds Series 2024A	5.00%	07/01/26	3,000,000	3,006,072
Refunding GO Bonds Series 2024A	5.00%	07/01/27	2,000,000	2,054,834
Refunding GO Bonds Series 2024A	5.00%	07/01/33	950,000	1,088,652
Los Osos Community Services Waste Water Assessment District No. 1
Refunding Assessment Series 2019	5.00%	09/02/26	740,000	743,631
Merced City School District
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,050,726
Mesa Water District
COP Series 2020	4.00%	03/15/40 (a)	500,000	512,145
Modesto Irrigation District
Electric System Revenue RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,252,695
Moreno Valley Unified School District
GO Bonds Series 2025A	5.25%	08/01/44 (a)	1,115,000	1,255,168
GO Bonds Series 2025A	5.25%	08/01/45 (a)	1,300,000	1,447,983
Mount Diablo Unified School District
GO Bonds Series 2025C	5.00%	08/01/38 (a)	1,000,000	1,152,422
Mountain View School District School Facilities Improvement District No. 2
GO Bonds Series 2024	3.95%	07/01/29 (a)(b)	1,250,000	1,118,216
Mt San Antonio Community College District
GO Bonds Series 2021E	4.27%	08/01/46 (a)(b)	1,430,000	561,891
Municipal Improvement Corp. of Los Angeles
City of Los Angeles RB Series 2025A	5.00%	05/01/36 (a)	750,000	863,576
Northern California Energy Authority
Refunding RB Series 2024	5.00%	12/01/54 (a)(e)	3,000,000	3,183,406
Northern California Transmission Agency
Refunding RB Series 2026A	5.00%	05/01/30	4,000,000	4,376,040
Oakland Unified School District/Alameda County
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	513,645
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,278,597

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2026A	5.00%	08/01/30	1,000,000	1,092,440
GO Bonds Series 2026A	5.00%	08/01/31	1,075,000	1,193,823
Refunding GO Bonds Series 2026A	5.00%	08/01/28	1,000,000	1,052,064
Oakley Redevelopment Agency
Refunding Tax Allocation Series 2018	5.00%	09/01/30 (a)	500,000	526,264
Refunding Tax Allocation Series 2018	5.00%	09/01/31 (a)	660,000	692,763
Refunding Tax Allocation Series 2018	5.00%	09/01/33 (a)	725,000	759,575
Ohlone Community College District
Refunding GO Bonds Series 2026	5.00%	08/01/40 (a)	1,500,000	1,736,675
Refunding GO Bonds Series 2026	5.00%	08/01/41 (a)	1,000,000	1,151,478
Ojai Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,100,000	1,172,306
GO Bonds Series 2023B	5.50%	08/01/53 (a)	1,750,000	1,869,455
Orange County Local Transportation Authority Sales Tax Revenue
Refunding RB Series 2025	5.00%	02/15/41 (a)	1,000,000	1,134,487
Oxnard Financing Authority
City of Oxnard Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	797,659
Oxnard Union High School District
GO Bonds Series 2022C	3.50%	08/01/45 (a)	1,250,000	1,134,872
Pacifica School District
GO Bonds Series 2026	5.00%	08/01/51 (a)	665,000	704,149
Pajaro Valley Unified School District
GO Bonds Series 2025A	5.00%	08/01/45 (a)	350,000	383,114
GO Bonds Series 2025A	5.00%	08/01/49 (a)	1,000,000	1,068,079
Pasadena Public Financing Authority
City of Pasadena Refunding RB Series 2024	4.54%	06/01/45 (a)(b)	1,000,000	428,092
City of Pasadena Refunding RB Series 2024	4.65%	06/01/48 (a)(b)	500,000	181,480
Perris Elementary School District
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,599,979
Pico Rivera Public Financing Authority
City of Pico Rivera Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	352,817
City of Pico Rivera Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	805,276
Pismo Beach Public Financing Agency
City of Pismo Beach RB Series 2024A	4.00%	12/01/49 (a)	1,000,000	964,404
Pittsburg Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/39 (a)	1,815,000	2,099,965
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	1,170,000	1,250,859
Pleasanton Unified School District
GO Bonds Series 2025	5.00%	08/01/26	750,000	753,326
Port of Los Angeles
Refunding RB Series 2024A-1	5.00%	08/01/31	1,000,000	1,095,866
Refunding RB Series 2024A-1	5.00%	08/01/32	1,750,000	1,935,970
Port of Oakland
RB Series 2021H	5.00%	05/01/28 (h)	15,000	15,674
Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,280,357
Ravenswood City School District
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,251,311
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,694,302
GO Bonds Series 2025B	5.02%	08/01/48 (a)(b)	1,000,000	340,728

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Redondo Beach Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/28	550,000	582,222
Refunding GO Bonds Series 2026	5.00%	08/01/29	1,000,000	1,083,827
Refunding GO Bonds Series 2026	5.00%	08/01/31	600,000	675,570
Redwood City Public Facilities & Infrastructure Authority
City of Redwood City RB Series 2021	3.00%	06/01/51 (a)	1,790,000	1,347,314
Rialto Unified School District
COP Series 2024	5.00%	09/01/30	350,000	385,541
COP Series 2024	5.00%	09/01/31	325,000	364,068
COP Series 2024	5.00%	09/01/32	450,000	512,214
Riverside Community College District
GO Bonds Series 2025A	4.00%	08/01/41 (a)	700,000	721,633
GO Bonds Series 2025A	4.00%	08/01/42 (a)	600,000	614,564
GO Bonds Series 2025A	4.00%	08/01/43 (a)	815,000	830,701
Riverside County Transportation Commission
Refunding RB Series 2021B-1	4.00%	06/01/40 (a)	4,000,000	4,093,190
Ross Valley Public Financing Authority
RB Series 2013	5.00%	10/01/27 (a)	200,000	200,346
RB Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,422
Sacramento City Unified School District
GO Bonds Series 2025C	5.00%	08/01/40 (a)	1,000,000	1,106,649
GO Bonds Series 2025C	5.00%	08/01/41 (a)	1,000,000	1,102,209
GO Bonds Series 2025C	5.00%	08/01/42 (a)	1,000,000	1,096,058
GO Bonds Series 2025C	5.00%	08/01/43 (a)	1,000,000	1,092,279
San Bernardino Community College District
GO Bonds Series 2023B	4.13%	08/01/49 (a)	3,125,000	3,058,263
San Diego Community College District
GO Bonds Series 2024	4.00%	08/01/43 (a)	1,250,000	1,265,674
San Diego County Regional Airport Authority
RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,021,017
RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,019,553
RB Series 2023B	5.00%	07/01/33	2,245,000	2,485,696
San Diego Public Facilities Financing Authority
Refunding RB Series 2026A	5.00%	05/15/29	1,845,000	1,982,956
City of San Diego Refunding RB Series 2024A	5.00%	10/15/40 (a)	850,000	954,360
City of San Diego Refunding RB Series 2025A	5.25%	10/15/55 (a)	2,000,000	2,135,604
City of San Diego Sewer Utility Revenue RB Series 2024A	5.00%	05/15/44 (a)	650,000	711,270
San Diego Unified School District
GO Bonds Series 2010C	3.55%	07/01/33 (b)	110,000	88,770
GO Bonds Series 2025C-3	5.00%	07/01/47 (a)	1,000,000	1,081,034
GO Bonds Series 2025I-3	4.13%	07/01/50 (a)	500,000	491,132
GO Bonds Series 2025P-2	5.00%	07/01/42 (a)	500,000	561,744
Refunding GO Bonds Series 2025ZR-6A	5.00%	07/01/43	500,000	596,699
Refunding GO Bonds Series 2026SR-6	5.00%	07/01/33	2,000,000	2,310,011
Refunding GO Bonds Series 2026ZR-7	5.00%	07/01/44	1,000,000	1,184,102
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2025E-1	5.00%	08/01/40 (a)	1,000,000	1,152,134
San Francisco City & County Airport Commission-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,538,430
Refunding RB Series 2018-2ND	5.00%	05/01/27	1,200,000	1,223,170
Refunding RB Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,681,924

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022A	5.00%	05/01/30	800,000	861,863
Refunding RB Series 2022A	5.00%	05/01/31	1,690,000	1,845,365
Refunding RB Series 2023C	5.00%	05/01/33	5,000,000	5,545,315
Refunding RB Series 2026A	5.25%	05/01/40 (a)(d)	3,000,000	3,387,576
San Francisco City & County Redevelopment Successor Agency
Refunding Tax Allocation Series 2014C	5.00%	08/01/28 (a)	305,000	305,462
Refunding Tax Allocation Series 2014C	5.00%	08/01/29 (a)	430,000	430,608
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/35	1,600,000	1,868,931
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/36 (a)	1,350,000	1,563,806
San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/39 (a)	875,000	989,626
San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/40 (a)	1,000,000	1,126,670
San Francisco Community College District
GO Bonds Series 2024B	5.25%	06/15/49 (a)	1,500,000	1,608,264
Refunding GO Bonds Series 2025	5.00%	06/15/30	1,170,000	1,291,996
Refunding GO Bonds Series 2025	5.00%	06/15/31	1,200,000	1,349,994
San Luis Coastal Unified School District
Refunding GO Bonds Series 2026	5.00%	08/01/30	1,000,000	1,103,246
Refunding GO Bonds Series 2026	5.00%	08/01/32	1,000,000	1,139,985
San Mateo County Transit District Sales Tax Revenue
RB Series 2020B	2.35%	06/01/49 (a)(f)(i)	980,000	980,000
Santa Clarita Community College District
Refunding GO Bonds Series 2026-1	5.00%	08/01/42 (a)(d)	1,425,000	1,610,623
Refunding GO Bonds Series 2026-1	5.00%	08/01/48 (a)(d)	500,000	534,518
Sierra View Local Health Care District
Refunding RB Series 2020	4.00%	07/01/26	300,000	300,160
Refunding RB Series 2020	5.00%	07/01/27	630,000	642,040
Refunding RB Series 2020	5.00%	07/01/30	645,000	687,171
South San Francisco Unified School District
GO Bonds Series 2023	4.00%	09/01/48 (a)	500,000	490,763
Southern California Public Power Authority
RB Series 2026A	5.00%	11/01/33 (a)(d)	2,000,000	2,133,217
Los Angeles Department of Water & Power Power System Revenue RB Series 2025-1	5.25%	07/01/42 (a)	500,000	559,824
Los Angeles Department of Water & Power Power System Revenue RB Series 2025-1	5.25%	07/01/43 (a)	500,000	556,146
Los Angeles Department of Water & Power Power System Revenue RB Series 2026-1	5.00%	07/01/30	1,000,000	1,082,879
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/27	2,500,000	2,559,882
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/28	1,000,000	1,045,810
Stanislaus Union School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	1,000,000	997,372
State of California
GO Bonds Series 2020	4.00%	03/01/36 (a)(h)	30,000	31,588
GO Bonds Series 2023	5.00%	09/01/37 (a)	2,500,000	2,812,906
GO Bonds Series 2024	5.00%	08/01/31	1,000,000	1,116,670
GO Bonds Series 2024	5.25%	08/01/44 (a)	1,420,000	1,582,824
GO Bonds Series 2025	5.00%	03/01/29	1,815,000	1,936,804
GO Bonds Series 2025	5.00%	08/01/33	1,500,000	1,722,638
GO Bonds Series 2025	5.00%	03/01/42 (a)	400,000	447,828
GO Bonds Series 2025	5.00%	08/01/43 (a)	1,500,000	1,675,370
GO Bonds Series 2025	5.00%	08/01/44 (a)	1,500,000	1,658,312

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2007	5.25%	08/01/32	3,250,000	3,662,045
Refunding GO Bonds Series 2013	5.00%	10/01/26 (a)	5,000	5,009
Refunding GO Bonds Series 2015	5.00%	08/01/34 (a)	150,000	150,257
Refunding GO Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,297,951
Refunding GO Bonds Series 2017	3.50%	08/01/27	1,500,000	1,517,348
Refunding GO Bonds Series 2019	5.00%	04/01/30	1,930,000	2,106,456
Refunding GO Bonds Series 2019	5.00%	04/01/30 (a)	915,000	977,323
Refunding GO Bonds Series 2021	5.00%	10/01/28	2,120,000	2,244,348
Refunding GO Bonds Series 2024	5.00%	08/01/33	2,500,000	2,871,063
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	5,000,000	5,778,776
Refunding GO Bonds Series 2025	5.00%	08/01/28	2,000,000	2,109,332
Refunding GO Bonds Series 2025	3.25%	08/01/31	2,000,000	2,056,250
Refunding GO Bonds Series 2025	5.00%	03/01/38 (a)	2,235,000	2,558,531
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	500,000	547,044
Refunding GO Bonds Series 2026	5.00%	10/01/32	2,000,000	2,271,649
Sunnyvale Financing Authority
Solid Waste Revenue RB Series 2025	5.00%	11/01/44 (a)	850,000	941,068
Tahoe-Truckee Sanitation Agency Financing Authority
RB Series 2026	4.00%	07/01/43 (a)	950,000	974,925
Temescal Valley Water District Public Financing Authority
Refunding Special Tax Series 2024	5.00%	09/01/33	550,000	624,864
Refunding Special Tax Series 2024	5.00%	09/01/34	475,000	545,683
Tender Option Bond Trust Receipts/Certificates
RB Series 2025-XF3297	2.80%	05/01/55 (a)(f)(g)(j)	2,045,000	2,045,000
RB Series 2026-XM1344	2.80%	05/01/33 (a)(f)(g)(j)	4,490,000	4,490,000
Twin Rivers Unified School District
GO Bonds Series 2025B	4.50%	08/01/49 (a)	2,000,000	2,021,069
University of California
RB Series 2025CA	5.00%	05/15/38 (a)	2,000,000	2,286,199
RB Series 2025CD	5.00%	05/15/30	5,000,000	5,468,331
RB Series 2025CD	5.00%	05/15/35	5,000,000	5,835,914
RB Series 2025CD	5.25%	05/15/40	765,000	929,289
Refunding RB Series 2021Q	3.00%	05/15/51 (a)	930,000	697,628
Refunding RB Series 2024BW	5.00%	05/15/40 (a)	1,000,000	1,116,958
Refunding RB Series 2026CF	5.00%	11/15/35	2,000,000	2,342,401
University of California College of the Law San Francisco
RB Series 2017	5.00%	04/01/32 (a)(h)	1,100,000	1,121,344
RB Series 2017	5.00%	04/01/34 (a)(h)	1,115,000	1,136,635
Val Verde Unified School District
GO Bonds Series 2026D	5.00%	08/01/35	350,000	411,602
GO Bonds Series 2026D	5.00%	08/01/36	350,000	414,316
Vallejo City Unified School District
GO Bonds Series 2025	4.00%	08/01/42 (a)	1,000,000	1,013,921
Walnut Creek Joint Powers Financing Authority
RB Series 2025	5.00%	06/01/26	1,385,000	1,385,000
West Contra Costa Unified School District
Refunding GO Bonds Series 2025A	5.00%	08/01/37 (a)	450,000	524,587
Refunding GO Bonds Series 2025A	5.00%	08/01/38 (a)	400,000	462,006

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
West Hills Community College District
Refunding GO Bonds Series 2016B	5.00%	08/01/26	450,000	451,843
Refunding GO Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	597,666
Refunding GO Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	637,770
				586,588,767
GUAM 1.3%
Guam Government Waterworks Authority
Water & Wastewater System RB Series 2025A	5.25%	07/01/40 (a)	645,000	703,525
Water & Wastewater System RB Series 2025A	5.25%	07/01/41 (a)	585,000	631,454
Water & Wastewater System RB Series 2025A	5.25%	07/01/50 (a)	250,000	257,335
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	633,038
Guam Power Authority
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,153,855
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,255,594
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	434,359
Refunding RB Series 2024A	5.00%	10/01/37 (a)	650,000	699,910
Territory of Guam
Refunding RB Series 2025G	5.00%	01/01/28	500,000	512,817
Refunding RB Series 2025G	5.00%	01/01/34	500,000	545,021
				7,826,908
PUERTO RICO 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (a)	2,500,000	2,408,421
RB Series 2018A-1	5.00%	07/01/58 (a)	1,500,000	1,482,291
				3,890,712
Total Municipal Securities (Cost $592,776,015)				598,306,387
Total Investments in Securities (Cost $592,776,015)				598,306,387

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(f)	Credit-enhanced or liquidity-enhanced.
(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,832,841 or 2.0% of net assets.

(h)	Refunded bond.
(i)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$598,306,387	$—	$598,306,387
Total	$—	$598,306,387	$—	$598,306,387

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of May 31, 2026 (Unaudited)
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.3% OF NET ASSETS
ALABAMA 3.8%
Alabama Highway Authority
RB Series 2025	5.00%	09/01/34	250,000	287,596
Black Belt Energy Gas District
RB Series 2023C	5.50%	10/01/54 (a)(b)	250,000	270,149
RB Series 2024D	5.00%	03/01/55 (a)(b)	250,000	266,708
RB Series 2026A	5.00%	12/01/34 (b)	250,000	264,256
RB Series 2026E	5.00%	07/01/31 (b)	250,000	262,945
RB Series 2026F	5.00%	12/01/33 (b)	250,000	266,498
RB Series 2026F	5.00%	12/01/35 (b)	250,000	265,756
RB Series 2026I	5.00%	10/01/33 (b)	300,000	322,006
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	500,000	504,613
Energy Southeast A Cooperative District
RB Series 2023B-1	5.75%	04/01/54 (a)(b)	250,000	274,201
RB Series 2024B	5.25%	07/01/54 (a)(b)	250,000	266,834
Southeast Energy Authority A Cooperative District
RB Series 2024C	5.00%	10/01/55 (a)(b)	250,000	265,905
RB Series 2025H	5.00%	11/01/35 (b)	250,000	266,389
				3,783,856
ARIZONA 0.7%
La Paz County Industrial Development Authority
Harmony Public Schools RB Series 2018A	5.00%	02/15/38 (b)	400,000	404,761
Salt River Project Agricultural Improvement & Power District
RB Series 2025C	5.00%	01/01/51 (b)	250,000	261,635
				666,396
CALIFORNIA 7.8%
Antelope Valley Community College District
GO Bonds Series 2025D	4.62%	08/01/43 (b)(c)	700,000	326,806
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2026B	5.50%	07/01/55 (b)	250,000	267,975
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	250,000	265,536
RB Series 2024A-1	5.00%	05/01/54 (a)(b)	250,000	265,280
RB Series 2025C	5.00%	12/01/55 (a)(b)	250,000	261,209

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Municipal Finance Authority
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (b)	210,000	221,049
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2021A	4.00%	10/15/28	350,000	354,738
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.20%	06/01/44 (b)	250,000	249,844
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/26	230,000	230,291
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/43 (b)	175,000	176,260
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/44 (b)	185,000	185,608
Chaffey Joint Union High School District
GO Bonds Series 2024H	4.46%	08/01/49 (b)(c)	500,000	171,984
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (b)	250,000	199,670
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2025D	5.00%	11/01/51 (b)	250,000	265,633
Fresno Joint Powers Financing Authority
City of Fresno RB Series 2025A	5.25%	04/01/55 (b)	250,000	264,495
Hawthorne Public Financing Authority
City of Hawthorne RB Series 2024	5.00%	11/01/49 (b)	250,000	264,034
Los Angeles County Public Works Financing Authority
County of Los Angeles RB Series 2025J	5.00%	12/01/44 (b)	250,000	278,478
Los Angeles Department of Water & Power
RB Series 2026A	5.00%	07/01/48 (b)	500,000	520,878
Power System Revenue RB Series 2022B	5.00%	07/01/43 (b)	200,000	211,833
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (b)	155,000	168,810
Refunding RB Series 2025C	5.00%	07/01/49 (b)	250,000	259,401
Oakland Unified School District/Alameda County
Refunding GO Bonds Series 2026A	5.00%	08/01/30	500,000	546,220
Pomona Unified School District
GO Bonds Series 2025A	5.00%	08/01/55 (b)	250,000	262,629
San Diego County Regional Airport Authority
RB Series 2021B	4.00%	07/01/46 (b)	250,000	234,511
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding RB Series 2026A	5.25%	05/01/45 (b)(d)	250,000	271,540
Southern California Public Power Authority
City of Anaheim Electric System Revenue RB Series 2024A	5.00%	04/01/55 (a)(b)	250,000	261,558
State of California
GO Bonds Series 2022	3.00%	04/01/52 (b)	330,000	253,827
GO Bonds Series 2026	5.00%	10/01/48 (b)	250,000	270,584
Refunding GO Bonds Series 2025	5.00%	08/01/45 (b)	250,000	274,466
				7,785,147
COLORADO 3.6%
City & County of Denver Airport System Revenue
RB Series 2022A	4.13%	11/15/53 (b)	500,000	449,704
City of Colorado Springs Utilities System Revenue
RB Series 2024A	5.00%	11/15/42 (b)	350,000	385,854
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	5.00%	07/01/53 (b)(e)	375,000	363,246

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Health Facilities Authority
Children’s Hospital Colorado Obligated Group Refunding RB Series 2020A	2.85%	12/01/52 (b)(e)(f)	1,765,000	1,765,000
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	5.00%	08/01/28	215,000	223,973
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	4.00%	08/01/44 (b)	200,000	185,797
University of Colorado Hospital Authority
Health Obligated Group Refunding RB Series 2018C	2.80%	11/15/39 (b)(e)(f)	245,000	245,000
				3,618,574
CONNECTICUT 1.6%
Connecticut State Health & Educational Facilities Authority
Quinnipiac University Refunding RB Series 2025O	5.00%	07/01/26	500,000	500,876
Quinnipiac University Refunding RB Series 2026P	5.00%	07/01/45 (b)	500,000	536,422
Yale University RB Series 2025B-3	5.00%	07/01/64 (a)(b)	250,000	288,616
State of Connecticut Special Tax Revenue
Refunding RB Series 2025A	5.00%	07/01/44 (b)	250,000	274,002
				1,599,916
DISTRICT OF COLUMBIA 1.3%
District of Columbia Water & Sewer Authority
RB Series 2025C-2	2.85%	10/01/60 (b)(e)(f)	250,000	250,000
Metropolitan Washington Airports Authority Aviation Revenue
Refunding RB Series 2024A	5.00%	10/01/44 (b)	250,000	260,650
Refunding RB Series 2025A	5.00%	10/01/50 (b)	500,000	510,321
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Refunding RB Series 2019A	5.00%	10/01/44 (b)	250,000	256,436
				1,277,407
FLORIDA 6.9%
Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics Obligated Group RB Series 2019A	3.00%	12/01/46 (b)	250,000	194,025
City of Cape Coral Water & Sewer Revenue
RB Series 2025	5.25%	10/01/55 (b)	250,000	266,795
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	200,000	216,445
City of Tampa
RB Series 2021C	2.00%	10/01/40 (b)	250,000	188,525
County of Broward Port Facilities Revenue
RB Series 2025	5.00%	09/01/39 (b)	250,000	268,041
County of Miami-Dade Seaport Department
Refunding RB Series 2023A	5.00%	10/01/26	210,000	211,273
County of Miami-Dade Water & Sewer System Revenue
RB Series 2025A	5.00%	10/01/55 (b)	250,000	258,073
Refunding RB Series 2025B	4.00%	10/01/42 (b)	250,000	247,531
Florida Development Finance Corp.
Florida Health Sciences Center, Inc. Obligated Group RB Series 2026A	5.00%	08/01/39 (b)	250,000	275,877
Greater Orlando Aviation Authority
RB Series 2024	5.00%	10/01/30	250,000	269,706
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.50%	11/15/54 (b)	250,000	266,088

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Jacksonville Aviation Authority
RB Series 2026	5.50%	10/01/50 (b)	250,000	266,141
JEA Electric System Revenue
Refunding RB Series 2024A	5.00%	10/01/38 (b)	250,000	280,822
Lee County Industrial Development Authority
Lee Health System, Inc. Obligated Group RB Series 2026A-3	5.00%	04/01/65 (b)	250,000	279,484
Lee Health System, Inc. Obligated Group Refunding RB Series 2026B	2.85%	04/01/65 (b)(e)(f)	600,000	600,000
Shell Point Obligated Group RB Series 2024A	5.25%	11/15/44 (b)	275,000	289,071
Shell Point Obligated Group RB Series 2024B-1	4.75%	11/15/29 (b)	600,000	601,749
Miami Beach Health Facilities Authority
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2026A	5.00%	11/15/43 (b)	250,000	269,463
Miami Beach Redevelopment Agency
Center/Historic Convention Village Redevelopment & Revitalization Tax Allocation Series 2025	5.00%	02/01/43 (b)	250,000	267,812
Miami-Dade County Educational Facilities Authority
University of Miami RB Series 2026	5.00%	04/01/45 (b)	250,000	268,658
Palm Beach County Health Facilities Authority
Baptist Health South Florida Obligated Group RB Series 2019	3.00%	08/15/44 (b)	150,000	121,500
Village Community Development District No. 15
Phase I Special Assessment Special Assessment Series 2023	5.00%	05/01/43 (b)	245,000	251,848
Phase I Special Assessment Special Assessment Series 2024	4.20%	05/01/39 (b)	250,000	250,232
Phase I Special Assessment Special Assessment Series 2024	4.80%	05/01/55 (b)	245,000	233,608
Village Community Development District No. 16
Special Assessment Series 2025	4.88%	05/01/45 (b)	250,000	253,577
				6,896,344
GEORGIA 1.8%
Brookhaven Development Authority
Children’s Healthcare of Atlanta Obligated Group RB Series 2019A	3.00%	07/01/46 (b)	300,000	237,898
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.13%	04/01/53 (b)	250,000	256,059
Main Street Energy, Inc.
RB Series 2025D	5.00%	12/01/33 (b)	750,000	794,283
Main Street Natural Gas, Inc.
RB Series 2023D	5.00%	05/01/54 (a)(b)	250,000	263,425
Metropolitan Atlanta Rapid Transit Authority
Refunding RB Series 2025B	5.00%	07/01/36	250,000	291,510
				1,843,175
IDAHO 0.6%
Idaho Housing & Finance Association
White Pine Charter School, Inc. RB Series 2023A	5.25%	05/01/38 (b)(e)	300,000	315,071
White Pine Charter School, Inc. RB Series 2023A	5.50%	05/01/43 (b)(e)	230,000	239,545
				554,616
ILLINOIS 7.7%
Chicago Board of Education
GO Bonds Series 2023A	5.50%	12/01/31	450,000	478,091

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago O’Hare International Airport
RB Series 2022A	5.25%	01/01/53 (b)	300,000	304,041
RB Series 2025A	5.00%	01/01/37 (b)	250,000	274,938
RB Series 2026A	5.25%	01/01/56 (b)	250,000	261,290
Refunding RB Series 2025C	5.25%	01/01/54 (b)	250,000	262,520
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/38 (b)	200,000	213,358
Chicago Transit Authority Sales Tax Receipts Fund
RB Series 2026A	5.00%	12/01/46 (b)	250,000	262,617
RB Series 2026A	5.25%	12/01/51 (b)	200,000	208,635
RB Series 2026A	5.50%	12/01/59 (b)	200,000	210,664
Refunding RB Series 2020A	5.00%	12/01/55 (b)	250,000	251,334
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/49 (b)	75,000	75,204
GO Bonds Series 2024A	5.00%	01/01/41 (b)	295,000	297,268
City of Chicago Waterworks Revenue
RB Series 2026A	5.25%	11/01/61 (b)	250,000	259,495
Refunding RB Series 2023B	5.00%	11/01/35 (b)	250,000	272,250
Illinois Finance Authority
State of Illinois Water Revolving Fund - Clean Water Program RB Series 2025A	5.00%	07/01/45 (b)	250,000	270,477
Illinois Housing Development Authority
Refunding RB Series 2026A	4.25%	10/01/41 (b)	250,000	252,107
Illinois State Toll Highway Authority
RB Series 2025A	5.00%	01/01/46 (b)	250,000	267,491
Refunding RB Series 2024A	5.00%	01/01/36 (b)	250,000	283,374
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.77%	06/15/43 (c)	405,000	194,295
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	4.20%	06/15/41 (b)(c)	500,000	256,844
State of Illinois
GO Bonds Series 2016	4.00%	06/01/35 (b)	250,000	250,020
GO Bonds Series 2022A	5.50%	03/01/47 (b)	320,000	335,281
GO Bonds Series 2023B	5.25%	05/01/39 (b)	250,000	269,023
GO Bonds Series 2024B	5.00%	10/01/27	415,000	426,770
GO Bonds Series 2024B	5.25%	05/01/49 (b)	200,000	206,002
GO Bonds Series 2025F	5.25%	09/01/46 (b)	250,000	261,200
GO Bonds Series 2026C	5.50%	04/01/51 (b)	500,000	533,076
University of Illinois Auxiliary Facilities System
Refunding RB Series 2024A	5.25%	04/01/44 (b)	250,000	271,415
				7,709,080
INDIANA 0.4%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	150,000	156,917
Indiana Finance Authority
Parkview Health System, Inc. Refunding RB Series 2026A	5.00%	11/01/49 (b)	250,000	257,508
				414,425
KENTUCKY 0.7%
Kenton County School District Finance Corp.
Kenton County School District RB Series 2021	2.00%	12/01/27 (e)	330,000	322,254

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	200,000	171,546
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(e)	240,000	207,727
				701,527
LOUISIANA 1.3%
City of New Orleans
Refunding GO Bonds Series 2022	5.00%	12/01/36 (b)	250,000	263,761
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	190,000	204,888
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2020A	3.00%	05/15/47 (b)	215,000	160,544
Louisiana Stadium & Exposition District
Refunding RB Series 2023A	5.00%	07/01/48 (b)	350,000	360,223
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2025B	5.00%	05/01/35	250,000	287,879
				1,277,295
MAINE 0.8%
Maine Health & Higher Educational Facilities Authority
MaineHealth Obligated Group RB Series 2023B	5.25%	07/01/48 (b)	250,000	263,846
Maine State Housing Authority
RB Series 2026A	4.65%	11/15/46 (b)	250,000	250,126
Refunding RB Series 2025D	4.85%	11/15/45 (b)	250,000	256,195
				770,167
MARYLAND 1.2%
Maryland Department of Housing & Community Development
RB Series 2024B	4.80%	07/01/59 (b)	250,000	250,517
Maryland Economic Development Corp.
Ports America Chesapeake LLC Refunding RB Series 2017A	5.00%	06/01/35 (b)	250,000	256,827
Maryland Health & Higher Educational Facilities Authority
Frederick Health, Inc. Obligated Group Refunding RB Series 2023	5.00%	07/01/39 (b)	350,000	369,532
MedStar Health Obligated Group Refunding RB Series 2026A	5.00%	08/15/39 (b)	250,000	276,655
				1,153,531
MASSACHUSETTS 3.1%
City of Quincy
GO Bonds Series 2021	2.00%	01/15/39 (b)	200,000	157,610
Commonwealth of Massachusetts
GO Bonds Series 2025G	5.00%	12/01/47 (b)	250,000	267,149
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2025A	5.00%	06/01/52 (b)	250,000	260,409
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.25%	07/01/55 (b)	500,000	531,897
Massachusetts Development Finance Agency
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.25%	07/01/52 (b)	285,000	286,091
Northeastern University RB Series 2026A	5.00%	10/01/38 (b)(d)	500,000	568,677

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Smith College Refunding RB Series 2025	4.00%	07/01/45 (b)	250,000	246,118
Suffolk University Refunding RB Series 2025	6.00%	07/01/50 (b)	250,000	267,062
Massachusetts Housing Finance Agency
Refunding RB Series 2017A	4.45%	12/01/42 (b)	500,000	495,510
				3,080,523
MICHIGAN 3.7%
Anchor Bay School District
GO Bonds Series 2025II	5.00%	11/01/44 (b)(e)	250,000	269,263
Great Lakes Water Authority Water Supply System Revenue
Refunding RB Series 2026B	5.00%	07/01/42 (b)(d)	250,000	275,282
Lansing Board of Water & Light
Refunding RB Series 2024A	5.00%	07/01/49 (b)	250,000	260,369
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/43 (b)	500,000	541,394
Saginaw City School District
GO Bonds Series 2021	4.00%	05/01/50 (b)(e)	225,000	207,369
Southfield Public Schools
GO Bonds Series 2025	5.00%	05/01/36 (b)(e)	220,000	250,003
State of Michigan
Refunding RB Series 2016	5.00%	03/15/27	350,000	356,475
State of Michigan Trunk Line Revenue
RB Series 2023	5.50%	11/15/49 (b)	250,000	269,116
Troy School District
Refunding GO Bonds Series 2026	5.00%	05/01/55 (b)(e)	250,000	259,086
Utica Community Schools
GO Bonds Series 2026	5.00%	05/01/40 (b)(d)(e)	250,000	279,250
Van Buren Public Schools
GO Bonds Series 2026I	5.00%	11/01/39 (b)(e)	500,000	552,332
Waverly Community Schools
GO Bonds Series 2022I	3.00%	11/01/47 (b)(e)	200,000	151,527
				3,671,466
MINNESOTA 2.4%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/31	250,000	275,873
Hopkins Independent School District No. 270
GO Bonds Series 2019A	3.00%	02/01/34 (b)(e)	285,000	279,481
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024A	4.00%	01/01/54 (b)	290,000	264,328
RB Series 2024B	5.00%	01/01/30	250,000	266,374
Minnesota Agricultural & Economic Development Board
Fairview Health Services Obligated Group Refunding RB Series 2026A	5.00%	11/15/44 (b)	300,000	317,225
Minnesota Municipal Gas Agency
RB Series 2026A	5.00%	09/01/35 (b)	250,000	261,743
State of Minnesota
GO Bonds Series 2024A	5.00%	08/01/26	500,000	502,048

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wayzata Independent School District No. 284
GO Bonds Series 2019-A	2.25%	02/01/35 (b)(e)	300,000	262,401
				2,429,473
MISSOURI 0.9%
City of St. Louis Airport Revenue
RB Series 2024A	5.25%	07/01/49 (b)	250,000	263,952
Health & Educational Facilities Authority of the State of Missouri
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	295,000	300,317
Kansas City Industrial Development Authority
Airport Revenue RB Series 2020A	5.00%	03/01/32 (b)	345,000	364,342
				928,611
NEBRASKA 0.6%
Nebraska Public Power District
Refunding RB Series 2026A	5.00%	01/01/45 (b)	250,000	268,243
Refunding RB Series 2026A	5.00%	01/01/48 (b)	100,000	105,232
Omaha Public Power District
RB Series 2026A	5.00%	02/01/51 (b)(d)	250,000	261,691
				635,166
NEVADA 0.2%
County of Clark Department of Aviation
Refunding RB Series 2021B	5.00%	07/01/27	235,000	240,426
NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	06/01/55 (b)	250,000	250,174
Waste Management, Inc. Refunding RB Series 2018A	4.00%	10/01/33 (a)(b)	250,000	250,209
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.50%	08/01/50 (b)	250,000	267,830
				768,213
NEW JERSEY 3.3%
New Jersey Economic Development Authority
State of New Jersey RB Series 2017B	5.00%	06/15/30 (b)	240,000	254,592
New Jersey Health Care Facilities Financing Authority
RWJ Barnabas Health Obligated Group Refunding RB Series 2026A	5.00%	07/01/31	250,000	274,550
New Jersey Housing & Mortgage Finance Agency
RB Series 2025A	4.90%	11/01/50 (b)	250,000	253,274
RB Series 2025A	4.95%	11/01/55 (b)	250,000	252,364
New Jersey Transportation Trust Fund Authority
State of New Jersey RB Series 2020AA	4.00%	06/15/50 (b)	180,000	165,343
State of New Jersey RB Series 2023BB	5.00%	06/15/43 (b)	250,000	268,158
State of New Jersey RB Series 2023BB	5.00%	06/15/46 (b)	250,000	262,304
State of New Jersey RB Series 2024CC	5.25%	06/15/50 (b)	500,000	526,657
State of New Jersey RB Series 2025AA	5.00%	06/15/55 (b)	250,000	256,864
State of New Jersey Refunding RB Series 2019A	5.00%	12/15/33 (b)	225,000	239,592

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Turnpike Authority
RB Series 2025B	5.00%	01/01/28	250,000	259,746
RB Series 2025B	5.00%	01/01/31	250,000	274,495
				3,287,939
NEW YORK 12.2%
Buffalo Municipal Water Finance Authority
RB Series 2026A	4.38%	07/01/50 (b)	250,000	248,904
Build NYC Resource Corp.
Success Academy Charter Schools, Inc. Obligated Group RB Series 2024	5.00%	09/01/39 (b)	250,000	262,736
City of New York
GO Bonds Series 2019B-1	3.00%	10/01/44 (b)	545,000	435,558
GO Bonds Series 2025A-1	5.25%	08/01/53 (b)	250,000	262,807
GO Bonds Series 2025D	5.25%	10/01/51 (b)	250,000	263,968
GO Bonds Series 2025G-1	5.00%	02/01/39 (b)	250,000	277,844
Refunding GO Bonds Series 2026F-1	5.00%	08/01/32 (b)	500,000	557,293
Long Island Power Authority
Refunding RB Series 2024A	5.25%	09/01/54 (b)	205,000	217,067
Metropolitan Transportation Authority
Refunding RB Series 2016C-2A	3.00%	11/15/38 (b)	200,000	169,541
Refunding RB Series 2025B	5.00%	11/15/31	250,000	277,197
Refunding RB Series 2025B	5.00%	11/15/42 (b)	250,000	270,799
New York City Housing Development Corp.
RB Series 2024F-1A	4.55%	11/01/54 (b)	500,000	493,023
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2024AA	5.00%	06/15/51 (b)	250,000	259,293
Water & Sewer System RB Series 2024CC-1	4.25%	06/15/54 (b)	250,000	234,506
Water & Sewer System RB Series 2025AA-1	5.00%	06/15/55 (b)	250,000	258,618
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/46 (b)	250,000	266,335
New York City Transitional Finance Authority Building Aid Revenue
State of New York RB Series 2025S-1	5.00%	07/15/34	250,000	288,645
State of New York RB Series 2025S-1	5.00%	07/15/35	250,000	290,624
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2016E-4	2.85%	02/01/45 (b)(e)(f)	200,000	200,000
RB Series 2018A-4	2.85%	08/01/45 (b)(e)(f)	200,000	200,000
RB Series 2022C-1	4.00%	02/01/39 (b)	250,000	253,906
RB Series 2023B	4.38%	05/01/53 (b)	250,000	238,874
RB Series 2024G-1	5.25%	05/01/51 (b)	400,000	420,696
RB Series 2025A	5.25%	05/01/52 (b)	250,000	263,588
RB Series 2025H	5.50%	11/01/51 (b)	250,000	268,964
RB Series 2026I	5.25%	11/01/51 (b)(d)	250,000	266,072
Refunding RB Series 2025F-1	5.00%	11/01/37 (b)	250,000	280,265
Refunding RB Series 2026G	5.00%	11/01/38 (b)(d)	250,000	282,037
New York State Dormitory Authority
RB Series 2026A	5.00%	10/01/36 (b)(d)	250,000	281,544
New York Institute of Technology RB Series 2024	5.00%	07/01/43 (b)	500,000	520,632
Personal Income Tax Revenue Refunding RB Series 2025C	5.25%	03/15/50 (b)	250,000	266,572
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/47 (b)	250,000	264,445
State of New York Personal Income Tax Revenue Refunding RB Series 2026A	5.00%	03/15/53 (b)	250,000	259,650
State University of New York Dormitory Facilities Revenue RB Series 2025A	5.25%	07/01/55 (b)	250,000	262,697

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York State Thruway Authority
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/47 (b)	275,000	257,157
New York Transportation Development Corp.
JFK Millennium Partners LLC Refunding RB Series 2024A	5.50%	12/31/54 (b)	250,000	255,865
JFK NTO LLC RB Series 2023	5.50%	06/30/39 (b)	250,000	265,612
JFK NTO LLC RB Series 2024	5.25%	06/30/49 (b)	250,000	251,740
JFK NTO LLC RB Series 2025	6.00%	06/30/50 (b)	250,000	267,587
Port Authority of New York & New Jersey
Refunding RB Series 2025-250	5.25%	10/15/51 (b)	250,000	269,568
Triborough Bridge & Tunnel Authority
RB Series 2025A	5.50%	11/15/53 (b)	250,000	269,933
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	5.50%	05/15/52 (b)	230,000	245,247
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022A	5.00%	05/15/57 (b)	250,000	256,663
				12,204,072
NORTH CAROLINA 1.9%
City of Charlotte
Refunding COP Series 2026A	5.00%	12/01/38 (b)	250,000	287,879
City of Sanford Utility Systems Revenue
RB Series 2024	4.00%	06/01/49 (b)	250,000	239,087
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/52 (b)	250,000	259,075
North Carolina Housing Finance Agency
RB Series 2025A-59	4.55%	07/01/45 (b)	250,000	247,848
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	500,000	514,423
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.00%	10/01/49 (b)	310,000	312,647
				1,860,959
OHIO 1.1%
Columbus Regional Airport Authority
Refunding RB Series 2025A	5.50%	01/01/50 (b)	250,000	264,650
County of Hamilton
UC Health Obligated Group Refunding RB Series 2025A	5.50%	08/01/45 (b)	250,000	262,287
State of Ohio
RB Series 2026A	5.00%	10/01/40 (b)	250,000	277,765
University of Cincinnati
RB Series 2024A	5.25%	06/01/54 (b)	250,000	261,540
				1,066,242
OKLAHOMA 1.2%
Oklahoma Development Finance Authority
OU Medicine Obligated Group RB Series 2018B	5.50%	08/15/57 (b)	500,000	501,037
Oklahoma Municipal Power Authority
Refunding RB Series 2025A	5.25%	01/01/51 (b)	250,000	266,479
Oklahoma Water Resources Board
RB Series 2021C	3.00%	10/01/36 (b)	195,000	183,297

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Oklahoma
Refunding RB Series 2024A	4.13%	07/01/54 (b)	250,000	234,458
				1,185,271
OREGON 0.4%
Lane County School District No. 40 Creswell
GO Bonds Series 2023	5.18%	06/15/43 (b)(c)(e)	900,000	390,834
PENNSYLVANIA 3.5%
Allegheny County Sanitary Authority
Refunding RB Series 2025	4.25%	12/01/44 (b)	250,000	252,621
Refunding RB Series 2025	5.00%	12/01/50 (b)	250,000	260,879
Commonwealth Financing Authority
RB Series 2018	5.00%	06/01/35 (b)	500,000	515,508
Commonwealth of Pennsylvania
GO Bonds Series 2024-1st	5.00%	08/15/27	305,000	314,192
Pennsylvania Economic Development Financing Authority
Republic Services, Inc. RB Series 2021B-2	3.25%	04/01/49 (a)(b)	250,000	249,992
Republic Services, Inc. Refunding RB Series 2019A	2.95%	04/01/34 (a)(b)	250,000	249,910
UPMC Obligated Group Refunding RB Series 2026A	5.25%	12/15/51 (b)	250,000	261,233
Waste Management, Inc. RB Series 2021A	4.00%	06/01/41 (a)(b)	250,000	250,198
Pennsylvania Housing Finance Agency
RB Series 2025151-A	3.90%	10/01/37 (b)	250,000	248,765
RB Series 2025-151A	4.90%	10/01/50 (b)	250,000	250,667
Refunding RB Series 2025-150A	4.25%	10/01/36 (b)	100,000	102,272
Pennsylvania Turnpike Commission
Refunding RB Series 2025-1st	5.00%	06/01/28	250,000	260,974
Refunding RB Series 2025-2nd	5.00%	12/01/43 (b)	210,000	230,104
				3,447,315
PUERTO RICO 1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.23%	07/01/46 (b)(c)	500,000	182,508
RB Series 2018A-1	5.27%	07/01/51 (b)(c)	500,000	134,288
RB Series 2018A-1	4.75%	07/01/53 (b)	450,000	433,516
RB Series 2018A-1	5.00%	07/01/58 (b)	250,000	247,048
				997,360
SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Development Authority
Novant Health Obligated Group RB Series 2024A	5.50%	11/01/54 (b)	250,000	265,240
South Carolina Ports Authority
RB Series 2018	4.00%	07/01/55 (b)	260,000	228,295
South Carolina Public Service Authority
RB Series 2022E	5.75%	12/01/47 (b)	500,000	539,555
RB Series 2024A	5.00%	12/01/30	250,000	273,483
RB Series 2026A	5.25%	12/01/56 (b)	250,000	260,574
Refunding RB Series 2016B	5.00%	12/01/56 (b)	250,000	249,810

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
South Carolina State Housing Finance & Development Authority
RB Series 2026A	4.50%	07/01/46 (b)	250,000	249,033
				2,065,990
TENNESSEE 3.0%
Chattanooga Health Educational & Housing Facility Board
CDFI Phase I LLC Refunding RB Series 2015	5.00%	10/01/29 (b)	500,000	500,174
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/53 (b)	250,000	256,455
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/29	395,000	419,778
Vanderbilt University Medical Center Obligated Group Refunding RB Series 2026B	5.00%	07/01/41 (b)	285,000	311,726
Metropolitan Government Nashville & Davidson County Industrial Development Board
Waste Management, Inc. of Tennessee RB Series 2001	3.88%	08/01/31 (a)(b)	250,000	250,382
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
RB Series 2021A	4.00%	07/01/46 (b)	250,000	243,240
Refunding RB Series 2025	5.25%	07/01/55 (b)	250,000	262,401
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	250,000	258,929
RB Series 2026A	5.00%	07/01/46 (b)	250,000	267,666
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	210,000	226,135
				2,996,886
TEXAS 13.3%
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(e)	200,000	182,925
Arlington Higher Education Finance Corp.
Harmony Public Schools RB Series 2024	4.00%	02/15/44 (b)	500,000	480,641
Board of Regents of the University of Texas System
RB Series 2024B	4.00%	08/15/54 (b)	250,000	227,885
City of Austin
Refunding GO Bonds Series 2025	5.00%	09/01/37 (b)	325,000	369,832
City of Austin Airport System Revenue
RB Series 2026B	5.00%	11/15/46 (b)	250,000	260,505
RB Series 2026B	5.00%	11/15/56 (b)	250,000	253,481
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	4.25%	07/15/54 (b)	400,000	364,731
City of Dallas
Special Tax Series 2023	6.25%	08/15/53 (a)(b)	245,000	245,300
City of Houston
GO Bonds Series 2024A	4.13%	03/01/51 (b)	250,000	229,910
City of Houston Airport System Revenue
Refunding RB Series 2023A	5.00%	07/01/31	275,000	299,157
City of New Braunfels Utility System Revenue
Refunding RB Series 2026	5.00%	07/01/37 (b)	250,000	286,297
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/43 (b)	250,000	249,299
City of San Antonio Electric & Gas Systems Revenue
RB Series 2023B	4.00%	02/01/43 (b)	250,000	247,800
RB Series 2024C	5.00%	02/01/54 (b)	250,000	257,835

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Terrell
GO Bonds Series 2023C	4.50%	08/15/53 (b)	500,000	495,463
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/30 (e)	250,000	266,949
Community Independent School District
Refunding GO Bonds Series 2024	5.00%	02/15/40 (b)(e)	170,000	187,109
Coppell Independent School District
Refunding GO Bonds Series 2026	4.50%	08/15/56 (b)(d)(e)	500,000	492,295
County of Harris Toll Road Revenue
RB Series 2024A	4.00%	08/15/49 (b)	400,000	366,180
Dallas Fort Worth International Airport
RB Series 2025A-1	5.25%	11/01/37 (b)	500,000	555,466
Denton County Municipal Utility District No. 6
GO Bonds Series 2021	2.50%	09/01/39 (b)	150,000	120,577
El Paso County Hospital District
Refunding GO Bonds Series 2017	5.00%	08/15/33 (b)	165,000	167,142
Refunding GO Bonds Series 2017	5.00%	08/15/35 (b)	200,000	202,236
Gonzales Independent School District
GO Bonds Series 2024	5.00%	08/01/44 (b)(e)	250,000	267,891
Harris County Hospital District
GO Bonds Series 2025	5.25%	02/15/50 (b)	250,000	265,041
Refunding RB Series 2016	3.25%	02/15/42 (b)	195,000	171,278
Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp. Refunding RB Series 2001A	2.85%	11/01/29 (b)(e)(f)	150,000	150,000
Martin County Hospital District
Refunding GO Bonds Series 2021	4.00%	04/01/36 (b)	280,000	281,380
Midland County Hospital District
RB Series 2024A	4.00%	05/15/44 (b)	250,000	239,437
New Hope Cultural Education Facilities Finance Corp.
Beta Foundation RB Series 2019	5.00%	08/15/49 (b)	500,000	460,663
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2024A	4.13%	08/15/49 (b)(e)	250,000	229,886
Orenda Education RB Series 2023A	4.25%	08/15/58 (b)(e)	200,000	178,899
North East Texas Regional Mobility Authority
Refunding RB Series 2025B	5.25%	01/01/46 (b)	250,000	262,303
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/52 (b)(e)	250,000	261,239
Prosper Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)(e)	250,000	227,552
GO Bonds Series 2024	4.25%	02/15/54 (b)(e)	250,000	237,658
San Antonio Independent School District
GO Bonds Series 2026	4.50%	08/15/56 (b)(d)(e)	500,000	491,480
Tarrant County Cultural Education Facilities Finance Corp.
Baylor Scott & White Health Obligated Group RB Series 2022D	5.00%	11/15/51 (b)	250,000	256,932
Texas Department of Housing & Community Affairs
RB Series 2026A	2.70%	07/01/29	250,000	248,684
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/28	275,000	286,332
Texas Municipal Gas Acquisition & Supply Corp. V
RB Series 2026	5.00%	04/01/36 (b)	500,000	527,736

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Municipal Gas Acquisition & Supply Corp. VI
RB Series 2025	5.00%	01/01/36 (b)	250,000	267,173
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	165,000	170,727
Texas Water Development Board
State Revolving Fund RB Series 2025	5.00%	10/15/44 (b)	250,000	272,323
State Revolving Fund RB Series 2025	4.75%	10/15/55 (b)	250,000	251,486
Texas Woman’s University
Refunding RB Series 2026	5.00%	07/01/45 (b)	250,000	263,997
University of Houston
RB Series 2024A	4.00%	02/15/49 (b)	250,000	228,176
				13,307,288
UTAH 2.1%
City of Salt Lake City Airport Revenue
RB Series 2021A	5.00%	07/01/46 (b)	265,000	271,309
RB Series 2023A	5.00%	07/01/28	425,000	442,363
RB Series 2023A	5.25%	07/01/40 (b)	250,000	272,725
County of Utah
Intermountain Healthcare Obligated Group RB Series 2020A	4.00%	05/15/43 (b)	250,000	242,056
Duchesne County School District
RB Series 2025	5.00%	06/01/29	300,000	317,654
South Davis Sewer District
RB Series 2025	5.00%	12/01/55 (b)	250,000	257,869
Utah Housing Corp.
Daybreak I Holdings LP RB Series 2025	2.95%	04/01/46 (a)(b)	250,000	249,105
				2,053,081
VIRGINIA 0.5%
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	300,000	276,486
Virginia Housing Development Authority
RB Series 2024F-3	5.05%	07/01/55 (b)	250,000	254,846
				531,332
WASHINGTON 3.1%
City of Pasco Water & Sewer Revenue
Refunding RB Series 2023A	5.00%	12/01/43 (b)	250,000	268,335
King County Public Hospital District No. 2
GO Bonds Series 2026	5.00%	12/01/29	250,000	267,501
Port of Seattle
RB Series 2018A	5.00%	05/01/28 (b)	165,000	168,240
RB Series 2025B	5.00%	10/01/32	250,000	275,072
Port of Vancouver
GO Bonds Series 2022A	5.00%	12/01/33 (b)	500,000	546,527
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/42 (b)	300,000	320,148
State of Washington
GO Bonds Series 2023B	5.00%	02/01/47 (b)	250,000	262,042
GO Bonds Series 2024C	5.00%	02/01/34	445,000	509,229

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington Health Care Facilities Authority
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.50%	09/01/55 (b)	500,000	527,235
				3,144,329
WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/53 (b)	250,000	266,478
WISCONSIN 1.4%
State of Wisconsin
GO Bonds Series 2025-3	5.00%	05/01/37 (b)	325,000	370,996
Wisconsin Center District
RB Series 2020C	3.85%	12/15/38 (b)(c)	395,000	233,545
Wisconsin Health & Educational Facilities Authority
Ascension Health Credit Group Refunding RB Series 2016A	4.00%	11/15/46 (b)	125,000	114,782
Hudson Senior Housing, Inc. RB Series 2014	5.25%	12/01/49 (b)	500,000	452,953
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
RB Series 2026A	4.50%	03/01/44 (b)	250,000	249,375
				1,421,651
Total Municipal Securities (Cost $101,446,532)				102,032,361
Total Investments in Securities (Cost $101,446,532)				102,032,361

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CDFI —	Community Development Financial Institution
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$102,032,361	$—	$102,032,361
Total	$—	$102,032,361	$—	$102,032,361

[1]	As categorized in the Portfolio Holdings.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG89446MAY26